COLT 2021-RPL1 ABS-15G

Exhibit 99.3

Dummy ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer	Delinquency Status
7827331270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called regarding insurance notice. Advised that insurance payment has been disbursed to Farmers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9480670080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The customer confirmed forbearance paperwork was returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicate the property is a mobile home on a permanent (basement) foundation.	06/30/2021	08/04/2021	0
9877696610	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Commentary states the borrower called in to request a copy of the year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 11/XX/2016.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
6331793830	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Outbound called spoke to Authorized Third Party advised needs to update payment amount and make a one time payment of $10.59 in order to post December payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The bankruptcy was discharged 10/XX/2018 and case was closed 02/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7301044746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 talked to borrower who made a payment in the amount of $908.80
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1695596408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer called in to verify if homeowners insurance was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/14/2021	0
7301928385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1182472643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Outbound called made. Borrower was verified but stated had hard time hearing and asked  for a call back. Or to send him a letter about whatever was needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/14/2021	0
8212034361	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Commentary states the borrower called in regarding paying off loan and interest inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated 6/XX/2020 states a tree fell on the property and there is a big hole in the roof. The borrower inquired about coverage for tree removal.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
1229510432	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Called and spoke to borrower who said was in the middle of remodeling, not sure if someone will elect to refinance home at the moment just due to that, but wants a payoff. Agent provided the unofficial amount over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/31/2021	0
1718475983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called to verify receipt of payments he'd sent in November and promised to make January payment on 2-7-2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2729368799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/17/2021	0
4851395695	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
2357686546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in regards to a letter received and advised has been making payments through the bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9526255673	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Authorized third party is contacted in which the third party advises they will send payments in the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2016.  A transfer of claim was filed 11/XX/2014. Notation does not provide case details due to the bankruptcy being filed with the prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
9330724476	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Borrower was called on 05/XX/2021 in reference to payment due and stated will send payment out tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9910203994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Borrower called in to inquire the loan due date and payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Notation confirms the discharged bankruptcy but doe not provide the discharge date. Borrower expressed intent to reaffirm the debt 05/XX/2015 but there is no evidence of a reaffirmation filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Notation on 05/XX/2021 confirms the loss draft check was endorsed and released to the borrower and contractor.	06/30/2021	08/05/2021	0
9994061070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  On 5/XX/2020 the Servicer spoke with the Borrower returning a call.  Borrower indicated that the 3rd party was calling to inquire on what the insurance covered and if it included the fence. Servicer advised that it did not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2016.  The proof of claim was filed 02/XX/2015.  A transfer of claim was filed on 2/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1615049098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7284942588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called top verify account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments dated 11/XX/2014, there is evidence of 3 bankruptcy filing however, all 3 were dismissed. No further information available.	06/30/2021	08/05/2021	0
6073138937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Borrower was advised of missed payment and stated would make it next month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5413711591	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called to get status of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary dated 10/XX/2019 reflects that a claim was filed for roof damage.  Email was sent to the borrower requesting documents needs in order release any funds for repairs.  There is no evidence repairs have been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
5107329654	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The authorized third party called in regarding delinquency for April, May, and June in amount of $2286.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  Bankruptcy was discharged 05/XX/2017 and case was closed 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 08/XX/2017 borrower stated has damage in basement. Comment on 12/XX/2018 borrower stated basement walls are falling in and is not due to hurricane, earthquake or flooding. No evidence clam filed or repairs made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
8351001903	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 6/XX/2021 The Borrower called the Servicer to request a payoff.  Servicer provided a verbal payoff of $26,807.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2018.  The commentary on 2/XX/2018 indicates that a consent order was filed in the Chapter 13 bankruptcy adjusting the balance to $51,994.03, advancing the due date from 5/XX/2017 to 1/XX/2018 and changing the maturity date to 12/XX/2024. Proof of claim #3 is noted on 4/XX/2018 as filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A verbal payoff was provided to the Borrower on 6/XX/2021.	06/30/2021	08/04/2021	0
8589985491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 07/XX/2018.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  A transfer of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2614194361	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower stated she was off work and will make payment on 12/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	60
4358618808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The customer called in advising thoughts of refinancing and requested the payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7498795137	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Outbound call. The borrower was informed of account status and promised to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage occurred as noted on 06/XX/2019. Roof damage was noted. No evidence of damage noted. No evidence of claim filed.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
3801193652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Outbound call to regarding payment, customer stated she thought she had set it up this morning, didn't realize payment didn't save.  She's been in the hospital, was coughing a lot during call.  She went online while we were on the phone and set it up,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
2971926907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in and advised of a hardship. Borrower inquired pandemic assistance options. Borrower is advised if no payment is received that month, the loan could be placed on a repayment plan. Borrower accepted the plan but made a payment for 04/2021 later in the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2016.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  A prior bankruptcy is notated on 12/XX/2014 as filed on 05/XX/2002 and discharged 08/XX/2005.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7776158730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower made a payment in the amount of $1,360.71
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5525244048	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  The borrower discussed insurance claim information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower has filed an insurance claim and funds were released for flooring and roof  damages to be completed. The customer inquired about additional funds, but the servicer advised until the repairs were completed, the final disbursement could not be released.  The damage repair amount is estimated at $17,731.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1347395743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower stated will make payment on 08/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  A previous Chapter 7 bankruptcy was filed on 2/XX/2004, case #04-80194 and discharged on 5/XX/2004.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7080053021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower confirmed the account was current.  They also confirmed the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1931741477	3	[3] Current Bankruptcy - no relief granted [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called in to make sure online payment would be received today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2021.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  A motion for relief was filed 05/XX/2021.  Motion to dismiss case for failure to make payments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
5344279089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4792984493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
6556286862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  On 03/XX/2020 borrower called and verified account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8545981848	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.  A prior bankruptcy case is notated 12/XX/2014. A chapter 13 case was filed 10/XX/2010 under case number XX-XXXXX. There is another case listed but was filed and discharged prior to the loan origination.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	Bankruptcy
6918864103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
6413472820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  On 3/XX/2020, the Borrower called the Servicer to make a payment over the phone. Borrower wanted to make the payment with a debit card but was unable to and needed to get the checking account information. Borrower advised that they would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  POC is noted as claim #3 and #4.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6469960757	3	[3] Collection Comments - Incomplete -: Missing 07/01/2019 - 08/06/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  On 09/XX/2020 talked to borrower processed payment in the amount of $200.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3994613094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
7218176623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called in to advise of the hardship reason and advise their intent to make two payments prior to the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2017.  A transfer of claim was filed 01/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5843668329	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states the borrower called in to request a billing statement be sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 12/XX/2019.  Active bankruptcy - Plan
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/12/2021	Bankruptcy
5915773121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019 borrower called to make a payment in the amount of $1129.24 - advised not enough funds to cover arrearages
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
9270921454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The customer called due to issues with accessing the online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1903888606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states spoke to the borrower regarding the payment and account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9632283405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3694664286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2015.  A transfer of claim was filed 03/XX/2015. A response for final cure was filed per notation 12/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
2903051650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8800253263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called advised  having new debit card was worried about auto draft advised long as the account number has change everything will be fine.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6999822442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The customer requested a payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2287282703	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Commentary states the borrower called in and scheduled a payment on the account. The borrower also inquired about the escrow surplus check being applied as a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Bankruptcy present in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7756412623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Borrower called in to advise of the hardship. Borrower requested a letter so they could pull money from their retirement account. Borrower is advised the loan is performing so a demand letter cannot be sent. Borrower is advised if the loan falls delinquent, they can enter loss mitigation for a payment agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2016.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  A transfer of claim was filed 02/XX/2015. Notice of final cure was filed 05/XX/2016. The servicer response disagreeing with the final cure was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1626819957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called Servicer on 2/XX/201 to make a payment in the amount of $883.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6968071020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Customer called in to let us know that he lost his money order  and is going to send in 1/2 payment and then he will send in a payment and 1/2 next month and every month til he gets caught up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1755096771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  The borrower called in regards to a letter pertaining to late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
3406525009	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 01/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	120+
8995319775	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The customer inquired about credit impact from delinquency. The customer confirmed was not working and planned to send in proof of reduced income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5466381303	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Borrower called the Servicer on 5/XX/2021 regarding the insurance expiration and when the funds would be disbursed to pay the insurance. Servicer advised that they were working to get the payment disbursed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
4540809539	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
6386480933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2018.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  A transfer of claim  was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2652065315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
3100685118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1416943164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Servicer called regarding homeowners insurance policy. Borrower stated will send in new policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8359301189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Draft payment posted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5241148568	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Inbound call from borrower to make a payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8555619754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower called to make sure account is current advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3224062274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Commentary states the borrower called in regarding covid waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
3703447946	3	[3] Collection Comments - Incomplete -: Missing 06/01/2021 - 06/30/2021 [2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  Prior bankruptcy was dismissed on 03/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	Bankruptcy
5822436297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called about the notice of final cure response containing incorrect information. The borrower was advised the corrections will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/07/2021	0
7421890878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
1999347943	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower reported receiving an insurance claim check on 12/XX/2019; servicer requested estimate and contractor documentation.  There is no evidence repairs have been completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1438035048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer confirmed payment to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3189104199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in setup check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4932824511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in and requested waiver of late fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4023712871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1117677944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called in to get email address to send new policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1901382993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2016.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2011.  A transfer of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6748361143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Co-borrower was called  said she got a tax bill, I read through the notes and she is not escrowed.  She said in 2018 the property taxes were paid, she said they haven't been paid since then.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is MFR filed.  A motion for relief was filed 09/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5083856915	2	[2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2022.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower advised aware behind on payments and trying to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2021.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Prior Chapter 11 case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/09/2021	Bankruptcy
9203631095	3	[3] Cramdown Granted. [3] Current Bankruptcy - no relief granted [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Authorized third party called in to inquire about the interest from the prior year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2013.  A motion for relief was filed 07/XX/2020.  A transfer of claim was filed 06/XX/2015. The borrower filed a response to the motion for relief per notation 07/XX/2020. Prior chapter 11 bankruptcies are notated with case numbers xx and 10-20758. Due to the borrower's multiple loans and properties, the status of the bankruptcies are unclear. The chapter 11, xx case was filed 05/XX/2019. The xx case appears to still be active with a motion for relief being filed 09/XX/2019. The hearing for the motion for relief occurred 01/XX/2020 in which no relief was granted. Another motion for relief is filed per notation 07/XX/2020 for the xx case number. The borrower filed a response to the motion for relief per notation 07/XX/2020. It is unclear if the motion for relief was filed for both active bankruptcy cases.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Another bankruptcy was filed after the review scope. Another bankruptcy is filed under case number XX-XXXXX. There are no other case details provided.	06/30/2021	08/05/2021	Bankruptcy
1138341039	3	[3] Cramdown Granted. [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Cramdown balances: $713.81 late charges, $445.00 corporate, $14,041.68 escrow.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
3749236049	3	[3] Cramdown Granted. [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2013.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
2293811801	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
7412168062	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Customer called in went over the mod terms with her. She will make her payment on the 2nd Wednesday of each month. Is going to sign and return the docs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2001.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
9212033230	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
7332993615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/27/2021	0
5767788493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Inbound call from borrower to inquire if the insurance was being paid. Agent advised that the insurance was being paid. The customer advised that it was paid ate and the agent stated that the invoice was received 01/XX/21 and that it was paid immediately
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1846166946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called regarding late fee. Servicer advised late fee was waived on 05/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/09/2021	0
8139682972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Customer requested a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	07/28/2021	0
4474176597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  On 02/XX/2021 - Called and talked to borrower who advised us the work had been completed and the contractor is owed funds.  Requested how much and borrower stated all monies plus additional that they will pay out of pocket for damage originally unseen.  Advised borrower to send pictures along with letter of completion and verified the address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
3554736920	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
3903813407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
9588234086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Commentary states the borrower called in to confirm payment went to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3930408466	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower advised default stated selling the property borrower inquired about refinance to remove spouse name from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
4146367384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  On 10/XX/2020 talked to borrower to confirm receipt of recent payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8048511069	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to get an update on insurance claim. The borrower was informed  the  turn around time for the adjustor's report is 45-90 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 05/XX/2021 borrower filed a claim for roof leak due to a storm. Adjustors' report is pending. No evidence that damages have been repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6082541527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1848939041	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the co-borrower called in regarding the attorney correspondence received from their attorney regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2018.  A motion for relief was filed 02/XX/2020.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
2911288594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  On 03/XX/2021 the borrower called for access to online account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4290547901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called to get loan information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/31/2021	0
5609716830	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer called in to make a payment and was transferred to bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments indicate an insurance claim was filed for roof damages suffered during a storm.  Borrower received claim check but there is no evidence repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
7985399927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called about the homeowner's information, stated already has coverage, was advised of the cancellation and to send it the renewal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3812019875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8092372802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4252199902	3	[3] Title / Lien Defect - Mortgagor Deceased - In Probate	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called for information to make a payment.  Borrower is deceased and In Probate.  The date of death is 02/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9595712527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
3015545325	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2018.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
1961231408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  The borrower is going to sign the updated EFT form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1377916059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
6728221374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The customer requested paperless statements and discussed refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5962168462	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Spoke with borrower in regards to foreclosure update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2020.  Prior chapter 13 bankruptcy filed 08/XX/2009 under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
7296280514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The Servicer spoke with the Borrower on 7/XX/2019 regarding the insurance claim that was filed. The Borrower indicated that they had not received the insurance check and had another contractor come to the property to determine if there was mold in the property as they had conflicting reports of whether the walls were wet.  The trees were removed from the property and the Borrower was hoping to get the roof repaired so that they could move back home as they were running out of month.  The claim has been closed as of 8/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9320274408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the borrower to advise when the payment will be made on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2015.  Dismissed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1645155934	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5766426904	2	[2] Loan is in Bankruptcy [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  4/XX/2021 - Borrower called in to see what the payment amount is and is almost done with the bankruptcy.  The agent confirmed the amount is $1001.30 and provided the breakdown amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2020.  Prior bankrutpcy chapter 13, case # xx, date filed 11/XX/2010.
Loan is in active bankrutpcy.  All comments were not provided for the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 05/XX/2018  the borrower advised the servicer that had a insurance check for $1,241.88, for a small amount of roof damage.  Servicer advised to sent the check in and the servicer would send it back. On 07/XX/2018 the borrower called the servicer to process a loss draft draw for roof damage servicer advised, would need W-9, Insurance Adjustment, Contractors Lic. and Liability information. Borrower Stated that the roofers want their payment.  The notes do not indicate the the borrower provided the required documents or that an inspection was completed.  The damage repair amount is estimated at $1,241.88.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
9299713601	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  It was confirmed that the Borrower has completed the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/01/2021	120+
5911874387	3	[3] Collection Comments - Incomplete -: Missing 07/06/2019 - 08/19/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	90
8439148630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Servicer spoke with Borrower on 3/XX/2020.  Borrower is disputing disbursements from the trustee.  Servicer explained that the trustee ledger does not include the interest payments. Borrower requested the transaction history from t he date of transfer and Servicer advised that they would send out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.  POC filed is Claim #9 for prepetition arrears.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6760371335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
6979824897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Spoke with the borrower who advised hoping to refinance the loan stated will know in a couple of days. Advised the borrower to follow up with an update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2674773882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower discussed the modification paperwork and notary information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2014.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
4136449170	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was called to advise of the NSF payment and made a payment to include the fee.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
2841610412	3	[3] Collection Comments - Incomplete -: Missing 07/01/2019 - 09/18/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
2151947696	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Borrower called Servicer on 7/XX/2020 to advise that he didn't receive a statement and requested the P.O. Box information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The commentary on 1/XX/2021 indicates delinquent taxes for 2013-2020 in the amount of $16,385.42 and solid waste charges of $257.27.	06/30/2021	07/28/2021	0
9568745678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  The borrower called advised unable to make September payment began to advised the borrower who disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3558709853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called in about billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
6117445433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  6/XX/2019 - Spoke with the borrower and called to see when the other half of the payment be made.  The borrower stated 6/XX/2019 and the borrower noted the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/27/2021	0
8603577378	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On10/XX/2019, called and talked with borrower who will make a payment soon but cannot afford additional funds
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
9366493094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 12.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7943079791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called regarding insurance cancellation. The borrower was advised o fax  or email proof of renewal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
1447408587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7163901990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower stated will make payment by 08/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/17/2021	0
7790673007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Called the borrower, advised borrower of  amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7824883171	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The borrower called to confirm that the taxes were being paid by the servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
4056804633	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Outbound call to customer  he wants wife off of the loan because he got the home in divorce, says he want to refinance and will make a payment on Friday
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
1690172493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1665546259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Escrow shortage was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3601545361	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Co-borrower called to verify account status, as her deceased husband (primary borrower) was making the payments.  Agent confirmed nothing was due at the moment and that the loan was in forbearance. Co-borrower requested copy of most recent modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4697379572	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  On 07/XX/2020 borrower called and wanted to remove co-borrower from deed.  Advised they need to assume the mortgage.  Advised of refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  2 other prior bankruptcies noted. Case xx and xx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
5900050913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  5/XX/2020 - Spoke with the borrower and stated received a letter regarding the cancelation of insurance.  The agent assured the borrower the letter is incorrect and funds were disburse to the insurance company on 04/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9889086770	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7882308250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The borrower called to request maturity date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1479854833	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  The co-borrower called to make a check by phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 06/XX/2019.  BKs - 2 Dismissed - 2 Discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9305732661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Customer calling to confirm April payment still due. Agent confirmed April payment due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
7961007801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower requesting a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
5988571486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	90
7263257996	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower called wanted to request payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2021.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
6248537082	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower called to discuss a letter that was received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2018.  The proof of claim was filed 08/XX/2018.  Prior bankrutpcy chapter 13, case #xx, filed 06/XX/2013, dismissed in 20015 and proof of claim filed 04/XX/2014.
Chapter 13, discharged 11/2002, case converted in November 2002.    Chapter 13 discharged in 2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8959687960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Customer called in wanted to know online payment for $54.32 to cover the extra amount was set to begin on 7/XX/2020. Borrower is going to log in change that date so it begins 8/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4308509834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9583081754	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
8871985463	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  03/XX/2021 - Borrower received notice for insurance cancellation.  The agent contacted the insurance department to see if the property is still in a flood zone and the agent confirmed no.    The borrower requested a 12 month payment history .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Verbal and the reason is Real estate settlemet procedures Act.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Real estate settlemet procedures Act dispute completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 03/XX/2019.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
5534525212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Inbound call from borrower to advise that they were affected by the pandemic because the work slowed down, as they are in the construction business
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9984627594	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in to discuss billing statement borrower was unaware how to read it explained billing statement borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7963716023	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower set up a 5 month Repayment Plan starting January 2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/14/2021	30
9206479479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called and made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4035687899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to discuss the principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2736117092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Inbound call from borrower to confirm the last payment received. Agent confirmed the last payment received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6456703888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9171016683	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
1509709528	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
4398087555	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower set up CBP
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/26/2021	60
3633818251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Online payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8230909561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
8030095679	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  On 08/XX/2020 the borrower called about payoff and to confirm payoff amount.  Explained billing statement vs payoff amount statement and why payoff includes all fees  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
9513532077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  On 03/XX/2021 talked with borrower who will be receiving new policy with Geico and wanted to make sure that payment didn't go out to the old insurance company
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6212438107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower advising that they would be overnighting the installment in the amount of $579.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9238990465	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Borrower calling to inquire about a previous payoff sent to her and stated that they were unable to open the document and the agent was able to send the document to the customer directly  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6626893728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower wanted to make sure payment went though.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9029687337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Borrower called to discuss the status of the account and advised the agent that they had been out of work and would like to now work to brig the account current. The agent was able to work with the customer to use unapplied funds along with her payment to bring the account due for Feb 2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3947863865	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  On 01/XX/2021, the borrower called for payoff figures - advised to reach out to Attorney and have them send over signed authorization so we can speak with them directly
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	Bankruptcy
5213867991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  On 09/XX/2020 the borrower called for payoff amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/19/2021	0
7580015881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  On 11/XX/2020 the borrower called to check to see if we paid the 2019 and 2020 taxes - confirmed these have been paid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2832705029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  On 5/XX/2020 outbound call to customer letting them know that I had stopped the $821.25 and spoke with supervising cashier, still takes few days to know if the ACH will return, and we need to see that the transaction cleared and not in pending transactions. Borrower sent me a screenshot and I let him know it is still in pending transactions, give Woodforest a call and find what can be done to stop this from going through so borrower will not be charged a bunch of fees, will call them and call me back,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8795587816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 12.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4491703685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower made a payment via ivr
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2015.  12/XX/2015 BK reinstated - 260321, 11/XX/2016 Chapter 13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7819354752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6184985857	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 10/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9191772003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Customer  stated purchasing property and needed statement  of her accounts, was having issue getting online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1543462449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Email sent to customer notifying her that the check hit before the funds transferred..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2017.  A motion for relief was filed 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6011166014	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  On 9/XX/2020, borrower called in  I informed him that the Investor received a notice regarding his delinquent taxes totaling $33,94a1.96.  He then said that he spoke w/xx and is in an agreement to make payments.  He said that he had to pay "half"$1700.00 today and that he did make that payment and would pay the balance next month.  I informed him that the total amount due is approximately  $34k not $3400.00 as he believes.  I told him I would send him a copy of the letter that was sent to him on 9/XX/20.  I asked if he has any proof of this agreement or receipt showing he made this payment today.  He will look into.  I told him that the Investor is monitoring this and that if they end up paying the balance due they will want the amount paid back.  I told him right now might be a good time to refinance.  he said that he cant refinance because his credit right now.  I told him he needs to contact xx or the attorney who wrote the letter and get back to me asap.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  He has filed 4 BK’s, discharged from 3.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	60
2698007985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The customer stated will be making a payment within 2 weeks.  Customer has housing expenses for their 2 college age kids.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8346318502	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  On 11/XX/2020, Customer stated he paid the property tax over the weekend,  emailed the  tax department  to confirm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1657692594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Customer was calling in to get the mortgagee clause from the servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6745885304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower calling to make a payment on the website but needed password reset. Agent reset password
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7670596657	2	[2] Currently Delinquent Mortgage [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called to schedule payment stating they had to pay the property taxes and would make another payment around 06/XX/2021. Delinquent tax payment has not been verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2016.  The proof of claim was filed 08/XX/2015.  Transfer of claim filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5527776738	2	[2] Loan is in Bankruptcy [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.  Prior case #xx dismissed 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	Bankruptcy
8490693269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
4270475542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The borrower called to confirm where to send payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7917390347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower was contacted in which the borrower is advised to continue making payments per investor instructions due to the loan being matured and the borrower having fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  A transfer of claim was filed 04/XX/2015. Notice of final cure was filed per notation 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/07/2021	0
1761237723	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicate a loss draft check in the amount of $5000.00 was received.  The check was endorsed and mailed back. No evidence of repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
2937177348	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in to inquire about website access. Borrower requested to make a payment but is denied by the servicer stating only a full reinstatement could be accepted. Borrower advised they thought the loan was current but is advised of the reversed payments. Borrower declined a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on 06/XX/2021.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2020.  A motion for relief was filed 06/XX/2020.  Borrower filed a Motion to Reconsider 04/XX/2021. Notation on 04/XX/2021 states the motion for relief was granted and the loan was no longer in bankruptcy. Notation on 06/XX/2021 confirms there are two Adequate Protection Orders on the loan. The loan remains in a bankruptcy status as of the end of the review scope. There is a prior bankruptcy notated on 04/XX/2015 in which a motion for relief was filed 07/XX/2014 and relief was granted 07/2014. Another prior chapter 13 bankruptcy is notated as filed on 04/XX/2017 under case number XX-XXXXX. The case was dismissed per notation 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	Bankruptcy
3684291624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1866487518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  On 04/XX/2021 called borrower talked to homeowner but they refused to verify any account information because they did not believe who I was
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
3463364895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower wanted to go over  payment history. was advised that a payment was missed for 07/XX/2018. borrower stated that he would review records and call back
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
6993980865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower spoke with Servicer on 12/XX/2020 regarding payments. Borrower said that they had been making payments each month and they believed they were current. Servicer went over the payment history and advised that they were due for the Aug-Dec payments.  Borrower disagreed and Servicer advised to send in copies of payments made to research the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9436170164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower inquired if the taxes were paid, was advised the account is not escrowed so the taxes were not paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7029401882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower called to get online account unblocked. Borrower advised that it was blocked due to delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
9630951696	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  on 6/XX/2021, Reviewed the claim with third party  and the borrower did sign the contract with Statewide Roofing so she is aware that a claim will be filed for roof damage...
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 6/XX/2021, Reviewed the claim with borrower  and the borrower did sign the contract with Statewide Roofing so she is aware that a claim will be filed for roof damage...  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
3725508560	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Associate contacted borrower regarding their June payment. Borrower stated they just lost a good friend, having a hard time and will put payment in mail today. On 02/XX/2021 associate contacted borrower to inform they spoke with the insurance department and advised borrower since they have forced placed insurance no claim can be filed on the pipes under the hone since there was no damage to the home. Associate informed borrower they have been advised of the forced insurance a few times and they can obtain their own insurance at any time. Comment dated 02/XX/2021 borrower inquired as to why their balance is not going down and what is their payoff. Associate informed borrower of modifications that has been done, takes time for more funds to go principal than interest and they could pay extra towards principal balance and will start the statements so they would start receiving starting in March.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Transfer of claim filed 04/XX/2015. Case terminated on 10/XX/2016. Commentary reflects 2 bankruptcies have been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower stated pipes under home burst from the freezing weather and was informed it is not covered under the forced placed insurance.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4379573350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  A transfer of claim was filed 05/XX/2015. Notice of final cure was filed 10/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1956905999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9208049985	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  previous BK #xx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	Bankruptcy
9620716435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/21/2021	0
1733416331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 06/XX/2018.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  A transfer of claim was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8120089554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Commentary states the servicer spoke with the borrower and the borrower advised they were looking for employment. The borrower also advised they didn't want to fall behind on the mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4598683282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The customer confirmed payment would be made within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1717125794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
9253574315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Borrower called in to inquire about the mailing address to send their insurance refund so it can be applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2016.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  A transfer of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2247016540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called to verify payment history. The borrower requested to have an unauthorized third party to the call and was advised that this was not allowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9520699635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Commentary states the borrower called in to inquire on the payments made on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9622358033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
3536774509	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	0
2701191883	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower was contacted but refused to verify or discuss account. Borrower stated that she was out running errands.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
5512001310	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the servicer spoke to the borrower who made a promises to pay via website on the 30th of this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7639626975	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower said will make payment and another one at the end of December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	60
5058441550	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Servicer returned Borrower's call on 11/XX/2020.  Borrower advised that they did not see their payment drafted from their account as it had been set up online. Servicer confirmed that all information had been received correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  On 3/XX/2016 the Servicer noted that the prior Servicer had filed a POC.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
6136459370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower requested an unofficial payoff quote and maturity date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4792148691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called and made 2 payments to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/08/2021	0
3420170801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  10/XX/2020 - Spoke with the borrower and questioned the escrow letter and wanted to know why the payment increased.  The agent advised the home owner insurance has increased over $800.00 from the last year.  The agent informed the borrower to contact the insurance company on why the payment increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3278547586	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  On 10/XX/2020 talked to borrower who is looking for insurance payment regarding roof.  Advised once all documents are received will get claim processed  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hurricane was noted on 10/XX/2020. Damage was noted but was repaired.	06/30/2021	08/05/2021	0
4505039945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2018.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  A transfer of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5636392315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called to inquire how to remove spouse from the loan as going through a divorce, was advised to go through the court or find a lender to refinance with.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1701478297	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower was contacted to advise of the modification appeal denial and proposed offer from the investor.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the loan status and delinquency. Borrower was advised of the missed payment for 01/2020 and how the loan had been one month behind since. The borrower disputed the loan status and advised they sometimes make double payments. Borrower is advised to send in bank statements showing the cleared payments to proceed with further research. There is no evidence of a written dispute or bank statements received form the borrower. There is no additional dispute notated.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2018.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  A transfer of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
1580162500	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 09/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
9910556287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer made a payment of $1077.54
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2368205500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called to confirm receipt of a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/31/2021	0
1151597921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8657476177	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower called to confirm account status.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
3358254987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5452616086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower called in to inquire about refinancing or if there was a way to take out money from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2016.  A transfer of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5931439537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
3052483415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3724079735	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Servicer called Borrower on 7/XX/2021 and Borrower made a payment in the amount of $688.87. Borrower also requested a payoff at that time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A payoff statement was generated on 7/XX/2021 in the amount of $32,045.23 good through 8/XX/2021.	06/30/2021	08/04/2021	0
2521509910	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
7565179698	3	[3] Collection Comments - Incomplete -: Missing 09/01/2020 - 01/14/2021, 07/01/2019 - 09/24/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
8887132925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The Borrower called in to inquire weather the investor would help with taxes.  The Borrower was advised that they must bring their taxes current and provide proof, and at that point the loan can be escrowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6581477826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8641652140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower called the Servicer on 11/XX/2020 regarding the payment that was processed earlier.  Borrower changed the date for upcoming payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
2623562834	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  Borrower was upset about payment increase to $1909.76. Advised it was due to her home owners insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	90
3107664541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4912613754	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	30
6969228746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower called in regards to the annual escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3955303552	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the payment amount on 05/XX/2020. Borrower is advised of the increased payment due to the insurance. Borrower stated they have already sent in their updated insurance. Borrower advises they will contact their insurance provider. There is no additional dispute  notated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The bankruptcy case xx was reinstated 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	0
7119186032	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the authorized 3rd party called in and was transferred to voicemail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
7507674753	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  7/XX/2020 - Borrower called in to ask about the executed modifications. Thaw borrower sent a cover letter to be mailed and will make a payment online to bring the account current. The borrower requested a copy of the reporting to the credit bureaus.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the late fees on the account which were waived by the Supervisor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2016.  All comments were not provided for the dismissed bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4707450558	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The Borrower called to inquire about the payment for the HOA policy. It was verified payment was sent 2/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
4125421808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	90
9450945337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The spouse called to advise has auto payment set up for the 30th of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5152864845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019,Customer called in  asked if we received her homeowner insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9897942697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	0
7708163433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1202716845	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in to ensure their payment was received and the loan status.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2016.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1720203053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5060255478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer discussed the billing statement..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3334883208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Outbound contact was made with the borrower to discuss the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A transfer of claim was filed 9/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6405982393	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Spoke with 3rd party in regards to bankruptcy status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Prior bankruptcy noted for case xx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
2227732107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3094042637	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 05/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3512201609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  The Borrower stated they cannot send their payment until later as they are just back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
9475523914	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary states there is damage to the roof and the roof is currently being worked on.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9941026365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2357697723	3	[3] Mortgagor Working w/ 3rd Party Group [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called in to inquire about the adjusted payment and the escrow shortage. Borrower paid the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2015.  Case #xx discharged 05/XX/2002.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Borrower called in 08/XX/2019 to advise of the claim check they received for the roof damage. Borrower is advised of the loss draft process and documents needed. Notation on 08/XX/2019 states the claim check will be endorsed and released. Notation on 06/XX/2020 advises another loss draft claim check was received related to the hail claim with a date of loss of 05/XX/2019. Borrower states the repairs were already completed but there is no 100% inspection on file due to the endorsed and released first claim check. There is no evidence this claim check was disbursed back to the borrower.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower was under the Hardest Hit Funds program with the last payment received 08/XX/2020 and termination record received 08/XX/2020. The borrower was then applying for the COVID Hardest Hit Funds and comments on 10/XX/2020 note that the COVID HHF record was completed.	06/30/2021	08/06/2021	0
1347494751	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3101847530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
9673463164	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
6533320182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to confirm the payment amount as the payment increased due to escrow, was given the amount and stated will make a payment later in the day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6654530602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Inbound call from co borrower to confirm information on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
4489356185	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Commentary states the borrower called in to inquire if the taxes have been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
1345448688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	0
3119797967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in to ensure the loan was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2016.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  A transfer of claim was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3686549486	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The customer set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
1977543132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called the Servicer and advised that they were having a hard time getting online. Servicer advised that they shouldn't be having problems and Borrower said that they would try again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4657318919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Called the borrower confirmed website username is correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4570384793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower sent over the homeowner's insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2003.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2004 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4139716303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Past due payments were discussed, and the amount required to make the full payment for the June 2020 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 7/XX/2021 indicate a claim filed for roof damage.	06/30/2021	08/04/2021	0
2391807431	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in to schedule a two payments. Borrower inquired about online payments and reviewed the late charges on the account. Servicer reviewed the forbearance that was on the loan which covered 02/2014 through 11/2016 and then deferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 06/XX/2016.  A motion for relief was filed 04/XX/2016.  A transfer of claim was filed 10/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
5968985094	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
8476406183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Customer called in to speak with someone about her escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  On 8/XX/2015, Per pacer 3 cases found for debtor: xx chapter 7 filed 3/XX/97, discharged 6/XX/97, closed 6/XX/97; Chapter 7 case #xx filed 8/XX/04 discharged 11/XX/04 closed 11/XX/04; Chapter 13 case #xx filed 9/XX/11.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7534523432	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to request a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The Chapter 13 was not discharged as Borrower had a prior Chapter 7 bankruptcy filed 9/XX/2010, Case #xx, discharged 12/XX/2010.  Claim #2 was filed by Servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: A payoff requested on 6/XX/2021 and generated on 6/XX/2021.	06/30/2021	08/04/2021	0
5292668192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower inquired about insurance check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5369366274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	0
1713415988	3	[3] Collection Comments - Incomplete -: Missing 02/28/2021 - 06/07/2021, 12/11/2019 - 08/03/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	30
2684153146	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
9745272008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower was contacted in which the borrower was advised of the denied settlement offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2379336304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  6/XX/2021 - Spoke with the borrower and advised the check is to return as non-sufficient funds.  The agent informed the borrower to pay no later then 06/XX/2021.  Reason for default is due to medical expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2019.  A prior bankruptcy found for case # xx.  All comments were not provided for the dismissed bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4628376299	3	[3] Cramdown Granted. [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9981149277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called confirmed mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2300176851	3	[3] Cramdown Granted. [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The borrower called in regards to $25 fee, was advised due to insufficient funds fee. The borrower was advised of the date of the NSF payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
1179188955	3	[3] Collection Comments - Incomplete -: Missing 01/16/2021 - 04/01/2021, 05/21/2020 - 07/30/2020	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 called borrower to see about appraisal.  Borrower stated still looking for their copy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1428257345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to inform they are going to make payment next week and inquired if the late fee could be waived. Associate informed they could not waive the fee and informed borrower if they can't pay now, to make the payment and pay late fee later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2197912961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  On 12/XX/2020 the Borrower called the Servicer regarding the maturity date of the loan. Servicer provided the maturity date and Borrower advised that they were trying to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  A previous Chapter 13 was filed, Case #xx, discharged 11/XX/2004.  A transfer of claim was filed 10/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7028920777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9125325723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8551028062	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	12/08/2020	30
2149729392	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 02/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
5984988259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  On 8/XX/2021, Customer called in stated they  are working on the refinance with Rocket mortgage and just need the forced placed insurance cert from us.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7203536462	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2007.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6014541456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to go over payment plan to bring loan current. On 09//XX/2019 borrower called regarding statement they received with late charges. Associate explained to borrower they missed a payment January 2016 and then was paying short payments which late charges keeps adding each month delinquent  with an escrow shortage and inquired if they would be able to make 1.5 payments for 2 months and borrower stated they would speak with spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  Transfer of claim was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4057943941	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7009773030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Spoke with borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5101541708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The authorized requested the verification of mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5263343444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called for account number - verified account demographics from them before giving information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9542345272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Called the borrower discussed past due balance borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8817543956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8042588391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1974737955	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  3/XX/2020 - Received call from Trustees' office and stated a disbursement goes out 03/XX/2020 in the amount of $1953.30 which is for one payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2020.  Prior bankruptcy filed 10/XX/2013. All comments were not provided for the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
4711642504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  On 12/XX/2020 the Servicer spoke with the 3rd party regarding the payment. 3rd party advised that it had been paid online. Servicer discussed the bill pay option with the 3rd party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6084053579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1191429403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.  Transfer of claim filed 11/XX/2015 for claim #1.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6530243141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	0
4088369098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  Inbound call from borrower to confirm receipt of last payment. Payment not received per agent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1656756800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The customer made a partial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8469688653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  On 11/XX/2020 the borrower called for loan number and payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2481687331	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower was advised an EFT was received but still delinquent 2 payments. The borrower advised will make another payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage to the property noted on 11/XX/2020 which caused roof leaking. Total damages were $11,892.82 with net claim funds in the amount of $7,787.64. The Certificate of Completion along with all required documents were received 03/XX/2021 and all funds were disbursed to the borrower on 03/XX/2021.  The damage repair amount is estimated at $11,892.82.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	90
4857928944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  On 7/XX/2021 the Servicer spoke with the Borrower and the Borrower made a payment in the amount of $858.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2016.  Claim #7 is for arrearages.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2110688421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The customer confirmed username and password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9541953903	3	[3] Collection Comments - Incomplete -: Missing 07/01/2019 - 06/30/2021 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	120+
7610979804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
2540591490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  6/XX/2021 - Spoke with the borrower and set up payment by phone in the amount of $1702.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6659005560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4857872444	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called wanted to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3292789539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  On 11/XX/2020 talked to borrower and confirmed account is current due to the two payments recently made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1032987789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5544807595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
4260833922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Outbound called to customer to advise of short payment. Agent educated customer on the correct installment amount going forward in the amount of $457.70
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7690683417	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/08/2021	30
3272312833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Associate contacted borrower who stated payment has been mailed. Borrower inquired on 02/XX/2020 if they could make payments over the phone and when associate informed of the fee for phone payment and explained the website, borrower stated they would mail payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Case closed on 10/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9344200834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower wanting to make a payment with a debit card and agent advised that the debit card was not a payment option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6947322918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8587856994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
5505530736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/15/2021	0
1700898682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9650549641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
4686213798	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Borrower requested payment history via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5260329151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  03/XX/2021 - Borrower called in regards to notice of being in default.  The agent informed the borrower the last payment received was on 03/XX/2020 which took care of the January's payment.  The agent did ask if the February's payment could be made and if not there are options to assist with bringing the loan current .  The borrower will make the payment online on 03/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9308606026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
6133585051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Called the borrower inquired about taxes borrower stated were paid with discover card and should be current by months end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2468897667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Borrower called in to see amount owed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8609552910	2	[2] Loan is in Bankruptcy [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Inbound call from borrower to inquire on use of loss draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 01/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments reflect an active insurance claim for unspecified damage.  It was indicated on 05/XX/2021 that before the first loss draft disbursement is made, borrower needs to submit claim documentation needs to be submitted.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8065691707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/08/2021	0
1999871406	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Outbound call to borrower to discuss the account. The borrower advised that they would overnight a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5228727666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
7476698565	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called to request copies of claim documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim reported on 10/XX/2018 for Hurricane Michael. The borrower had extensive outer and inner damage. Sidingm, vinyl, roof. porch damage, tile damage, water damage, hole in living room ceiling, mold has set in. The borrower stated was told there is mold present and the home is inhabitable. There are no comments from the servicer indicating if the repairs have been complete.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8806809402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Customer made a payment in the amount of  $923.99
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4555460485	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Inbound call from borrower to discuss payment status, as borrower is aware of being and would like to be current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
2679794376	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Borrower called in for clarification on their late payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Comments indicate that the Borrower is questioning the credit reporting for March 2021.  It was requested to send in proof of the negative reporting, and there is no record that the proof has been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7644236702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
3574219652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7995774035	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
9945960363	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Roof damage was discussed and that insurance will not cover normal wear and tear.  The Borrower stated that there was a storm that caused the damage, and stated they will call back
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments indicate that there is damage to the roof and needs to fix the wood on the side of her home due to a storm, but no insurance claim has been filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4460748418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Spoke with borrower in regards to payment change effective date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8913681023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower was called in regards to the payments, stated will make a payment on Wednesday and the next one on Thursday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
5372565334	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called in to see if can write on check advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2020 and there is evidence of reaffirmation.  Debt was reaffirmed. Reaffirmation Agreement filed 1/XX/20
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
9363983547	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  payment process by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3525679790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to check the late payment status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9666345466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
3175377602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/31/2021	0
8980241497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
5741485461	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called regarding cancellation letter they received for their flood policy. Associate provided fax number to give to their insurance agent to send over the renewal. On 01/XX/2021 borrower inquired on letter they received referencing private mortgage insurance and associate informed to disregard as the do not have private mortgage insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  Arrears claim #10.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7130879307	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Borrower called with questions regarding their payments after they are out of bankruptcy, wanted to know principal balance, interest rate and fee amount and what the fees are for. Associate provided and answered all borrowers' questions and informed if they wanted to know the actual payoff they would need to request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.  Transfer of claim filed 12/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Tornado damage cited on 03/XX/2020 with insurance claim final disbursements cited on 04/XX/2020.	06/30/2021	07/30/2021	0
3765272791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  Borrower called looking to refinance and wanted to know payoff and their current interest rate. Associate provided an unofficial payoff and their interest rate. On 03/XX/2020 borrower called to inquire about case completion letter they received. Associate informed borrower they should resume payments on 03/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2020 and there is no evidence of reaffirmation.  Prior chapter 13 filed 09/XX/2001 discharged 12/XX/2006.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1940078765	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called to schedule payment. On 02/XX/2021 borrower inquired on the balance of unapplied as they were unable to make a complete payment due to waiting for their tax refund. Comment dated 09/XX/2020 borrower called stated spouse pension went down by $400 and they are unable to commit to pay any extra at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1763467177	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called to file a claim and was advised to submit pictures along with circumstance and date of incident. No further details provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	30
7007588538	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower scheduled a payment in the amount of $300.00  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 07/XX/1996.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Both borrowers are deceased.	06/30/2021	07/30/2021	0
9173329355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	0
8464746977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Commentary states the servicer spoke with the borrower regarding over payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	0
2670449037	3	[3] Property Falls Within Zip Registered on EPA Site	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
6876565603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower scheduled a payment in the amount of $578.86
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6555124149	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	30
5886562281	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
2897585796	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called to reset their web portal password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 10/XX/2019 the borrower referenced mold damage to property and stated home is at the point of not being livable.  There is no evidence of a claim or repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	0
8513590253	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
9103145858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6379890316	3	[3] Collection Comments - Incomplete -: Missing 01/01/2021 - 05/31/2021, 07/01/2020 - 12/01/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
9592315896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called to request general account information be fax to a 3rd party. borrower was advised  a written authorization is required,.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8936326128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8416873016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called Servicer on 4/XX/2021 regarding a payoff.  Servicer gave a verbal quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The commentary on 4/XX/2019 indicates arrearage claim #11 was filed by the Servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8857264594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer requested the end of year statement to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9808849534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6191957127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6766254960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called Servicer on 5/XX/2021 to obtain an unofficial payoff quote and the name and phone number of the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3291274633	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called and scheduled a payment in the amount of $632.09
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
8694395434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3316599547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 the Servicer spoke with the Borrower regarding the forbearance agreement that had been sent. Borrower advised that they had received and executed the forbearance and were sending it back, providing the tracking number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4549358874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
5676983332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	0
2001767068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in to schedule a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5605288112	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower was contacted in which the borrower was advised of the reversed payment. Borrower advises of a possible hardship and advises they will make the payment again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2007.  Notation on 01/XX/2016 confirms relief was granted on the bankruptcy case but notation does not provide motion for relief details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Borrower advises on 09/XX/2019 of the claim check they received for wind damage to the property. Servicer reviews the documents needed for the loss draft process. Borrower called in 12/XX/2019 to inquire if the claim check they sent for roof damage was received. Borrower called in 12/XX/2019 to advise of the claim check sent to the servicer. Borrower is advised of the loss draft process and documents needed to progress the claim. Borrower is advised of documents needed to progress the claim again on 07/XX/2020. The contactor documents are received 08/XX/2020. The first loss draft disbursement is approved 09/XX/2020. Borrower advises on 09/XX/2020 the repairs are not completed. The second disbursement of loss draft funds is approved 09/XX/2020. Borrower advises on 12/XX/2020 that they have not heard from the contactor and the repairs are not completed. Borrower states on 01/XX/2021 that they are finishing the repairs themselves without the assistance of the contractors. Servicer advises pictures and receipts for the repair completion are needed. Borrower advises on 05/XX/2021 more damage occurred to the property and another claim check would be sent to the servicer. There is no additional claim check received. Borrower advises they will send the repair receipts on 06/XX/2021. Notation on 06/XX/2021 advises of a possible authorization to use loss draft funds for a loan payment.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5118537061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  On 03/XX/2021 the borrower called to make sure auto pay has been set up - confirmed it was
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
5889108439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The customer was informed about the statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
6516962295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9736805819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The co-borrower was advised that the Account Manager accepted the Repayment Plan that the borrower offered but would prefer and extra $50 per month. The co-borrower advised of being separated from the borrower who moved out. The co-borrower is not working but a family member moved in and is making the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6881471615	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  on 5/XX/2021, Outbound call to customer following  up on the May payment and  advised her she have a credit of $123.94 - you would need to pay $564.09 to complete the May payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5167401227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/07/2021	0
1618242521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower called Servicer on 12/XX/2020 regarding the ability to use credit towards payments. Servicer advised that they needed to make the half payment and the remainder of the payment by the end of the month.  Borrower advised that they would try.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
3265139489	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower confirmed back working and plans to catch the account up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  While corresponding with the servicer on 8/XX/17 the borrower advised of water intrusion that caused electrical damage. The commentary provided does not reflect that a claim was ever filed, the damage details or if repairs were started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7414907900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
8175070019	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Servicer spoke with 3rd party on 4/XX/2021 who made a payment towards the 2019 tax disbursement in the amount of $3,366.52. 3rd party is living in the property and the Borrower is deceased.  On 1/XX/2021 the Servicer noted that the Borrower and the tenant had a rent to own agreement and the tenant has been making the payments and paying the taxes. The Borrower and Co Borrower were divorced and the Borrower got the property in the divorce.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8409265831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9955146221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 6/XX/2021, Customer called  back saying she set up a payment and will she get credit. I told her it will be processed tomorrow and will take care of the May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
8563869628	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in to advise of the hardship. Borrower advises the co-borrower is attempting to pull from their retirement to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	60
8642928546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower called to confirm if payment was received - confirmed request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7103427384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3471405849	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The customer called to discuss repayment and bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
5352400422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6512709781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  On 12/XX/2020, Outbound call to customer regarding taxes, she said still paying the taxes $250.00  monthly. I asked her about the Nov pmt. She said she posted it on line, I said ok I see that so what is your plan for the December payment. She said that was the December payment. I said no it was the November. I said again you have been advised by other AMs that you missed a payment in Oct 2015 that was never made up. I asked her if she could pay $170.54 extra in January, February and March to bring you current. She said yes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3598359583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Commentary states the borrower called in regarding a delay in receiving payments. The borrower was advised that there is a delay due to the weather.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1677013828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	0
4129306368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower advised was sick and is trying to payoff the loan quicker to give the home to daughter. The maturity date was provided to the borrower and the last payment made and due date  was given to the property. The borrower was advised to do research on the company she referred to as helping with paying off loan quicker and some of the information (maturity date) given was incorrect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1051162172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  Commentary states the borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
6100909039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower called in to advise they always make their payment prior to the due date. Borrower requested to switch point of contacts and advised they will be making their payment that day or the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5545982261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is evidence of reaffirmation.  The commentary on 8/XX/2018 indicates that the Borrower executed a reaffirmation agreement.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7026399012	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7867683688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  4/XX/2021 - Spoke with the borrower and wants to know if the late charge could be waived.  The borrower stated the February's payment was mailed out on 02/XX/2021 and due to the ice storms there was a delay which caused the payment to post 03/XX/2021.  The agent was advised the payments have been late 19 times and will review the information with the supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8671015124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to advise interested in forbearance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
8117606873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called Servicer on 4/XX/2021 and said that they had received their bill and there was a late charge. Servicer advised that they did not see a late charge on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6945642824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Authorized third party was contacted in which the third party was advised of the escrow surplus and needed authorization to apply the surplus to the account as a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4713837606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Commentary states the borrower called in regarding a fee information letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4505076609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Servicer spoke with Borrower on 7/XX/2021 regarding the delinquency on the loan. Borrower indicated that a family member lives in the home and they stay there sometimes. They believed that they didn't need to make a payment due to the CARES act. Borrower said that they are receiving SSI income and that they had not been impacted by the pandemic. Servicer advised that this loan was not covered by the CARES act and that if Borrower needed assistance they would need to submit a loss mitigation package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
7128920600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Agent called borrower and checked payment status.  Borrower stated they mailed payment to California address instead of PO Box in Texas.  Agent advised we will check to see if received.  Borrower also needed information on how to lower rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3011201441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3380604011	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
4157967695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6200545625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  09/XX/2019 - Spoke with the borrower and was upset that the credit report was reported negative to the credit bureau. After review of the loan history the July's payment did not post until 08/05 which made the loan delinquent 30 days.  The agent submitted for further review,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6825978031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called and stated revised agreement was sent back 06/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/14/2021	0
4198887136	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  On 5/XX/2020, borrower called she said she sent payments for March and April 2020 to xx. I told her per the notes that she needs to make a good faith payment, immediately.  Borrower  said she is going to log on to the computer now to pay online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
4293453479	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower asked about a covid hardship assistance, was advised how to apply and return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
6058264576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  An authorized 3rd party from Quicken called to inquire if the loan was on force placed insurance. Servicer advised it was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  Commentary on 1/XX/2019 indicates the POC arrearage claim is Claim #7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2737646132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7775146477	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The borrower stated they are aware the account is running a month behind.  They are on a fixed income and cannot afford anything extra.  They were advised loss mitigation documentation has been sent with no response.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5812390187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6015969958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Associate contacted borrower regarding an escrow surplus check and provided the mailing address to have it returned to be re-sent without the co-borrower's name since the co-borrower is incarcerated. The borrower inquired if the co-borrower's signature would be needed to refinance or sell and servicer advised that the co-borrower would need to sign everything over, but the surplus check can be issued in just the borrower's name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5439547879	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Payments and damage were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5068201425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called to set up a check by phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7891186726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Commentary states the servicer spoke with the borrower and the borrower advised of the status of the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
2028468370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9160145748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  02/XX/2020 - Email from the borrower stating can schedule the payments for the end of the month.  The borrower asked if doing that will the loan be caught up.  The borrower scheduled two payments online for 02/XX/2020 that will cover the December's payment and 02/XX/2020 which will cover the January's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7300896950	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	30
5454836296	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called for a payoff quote
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
8871545144	3	[3] Current Bankruptcy - no relief granted [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
8852736756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3291332707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called to inquire about insurance refund they received and want to know if they should in the payment or wait to see what the escrow analysis will be and paid the shortage. . Associate informed they would need to check with escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7637472946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4103529524	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  01/XX/2021 - Borrower called in to make a payment in the amount of $700.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	90
2688133448	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	0
5215150133	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The customer confirmed general information and wanted to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
3996486522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Commentary states the servicer spoke with the borrower regarding ability to make a payment and possible options available for unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3366176824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The Borrower called in regarding a letter received. The amount that was placed on the back of the loan from a forbearance was discussed, and the Borrower inquired if they could pay off that part of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5908854323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9360839348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4693979836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Servicer spoke with Borrower on 8/XX/2021 and Borrower set up a payment in the amount of $555.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1924684352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2309497766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2019.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2018.  A transfer of claim was filed 01/XX/2016. The motion for relief was denied 10/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
2811895516	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	30
6030535533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
6420393971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comment dated 02/XX/2016 cites there were 3 bankruptcy cases all that have been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3566393266	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Outbound email sent to the third party in regards of deceased borrower. A copy of the borrower's social security card with the legal name.  a Tax document may do the same as well  and please send a copy of the death certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5635196393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Commentary states the servicer spoke with the borrower regarding payment information and transaction history information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7945632748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, called and talked to borrower, verified account demographics, payment confirmed for $800.22
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5618327977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower was contacted in which the borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
7484429420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
4138808157	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states the borrower called in to advised of the reason for default and advised when payment will be sent for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	30
8010455903	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The 3rd party called the Servicer on 3/XX/2021 to discuss the amount showing due on the billing statement. Servicer went over the amount due and advised that the loan was due for 4/2021. Servicer advised that the foreclosure fee would either be waived or paid by the trustee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	Bankruptcy
8474523072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to update their contact phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6967838242	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower stated the paperwork has been notarized and overnighted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim was made for damage due to a falling tree. A check in the amount of $1,301.34 was received on 06/XX/2020 and the claim closed.	06/30/2021	08/04/2021	0
1166391652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2968132521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower inquiring why being reported to the credit bureau was advised not up to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9463682259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called Servicer on 7/XX/2021 regarding the arrearages and the late charges on the loan. Borrower advised that they should not be charged late charges due to the CARES act. Servicer advised that was not true and it depended on the reason for the loan being delinquent. Borrower did not agree.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2016.  The commentary on 7/XX/2016 the Servicer noted the claim for arrearages is Claim #25
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6472955815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5860424220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  7/XX/2020 - Borrower called in regards to the payment made on 0616/2020 and wanted to know if the payment posted.  The agent advised the borrower it posted but not as a payment.  The agent confirmed the payment will be backed out and applied towards the July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9118309352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  On 4/XX/2021, Email from customer stating she was going to be late paying her mortgage. She promises to make a payment on Monday and include late fees. The Covid impacted my business income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9597279539	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Commentary states the borrower called in to advise the payment will be made online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary states the borrower has reported that property has roof damage on 1/XX/21.  No evidence of claim or repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
8273016442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Borrower called in to request a letter regarding the loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2016.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  A transfer of claim was filed per notation 02/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4617663399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  The borrower called to make a payment and stated will make August payment by grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4954264627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  On 1/XX/2021, Customer called in  and advised per her request that this loan does not have PMI on it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2071596269	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	Bankruptcy
8265802878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The Borrower called in with website issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6280981542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  On 7/XX/2021, Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 08/XX/2019.  A motion for relief was filed 03/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
2023962037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states the borrower called in regarding unapplied funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7615258308	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	Bankruptcy
2712838993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  On 10/XX/2020 talked to borrower who wanted status of extension request.  No information yet.  borrower asked about a FB - advised this investor is not offering that they are only offering deferments.  Borrower states this property is a rental.  Suggested repayment plan.  borrower stated could pay 2 payments but then put the rest on a FB plan.  Borrower stated will wait to hear from investor for Covid hardship request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3650981565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower called in to request a supervisor. Borrower advised they already spoke to two other representatives that could not resolve his issue regarding their insurance. Borrower is provided an email address to send in the updated insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2017.  A prior chapter 7 bankruptcy is notated as filed 11/XX/2009 under case number XX-XXXXX. This prior discharged prevented the more recent case from being discharged. A transfer of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The contactor letter of satisfaction was received 11/XX/2019 for the insurance claim roof repairs. Notation on 11/XX/2019 confirms the final insurance claim disbursement was sent to the borrower.	06/30/2021	08/04/2021	0
7801345892	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower inquired on if the homeowner's insurance was received. Advised the borrower that it was and also noted an unofficial payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/14/2021	0
5112485045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in to find a way to payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7783154694	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Commentary states the borrower called in regarding the escrow refund and unofficial payoff information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6990607698	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	30
1528130052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3635488135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3081791051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  On 01/XX/2020 called and talked to borrower - verified account demographics - requested January payment and borrower stated they were set up on auto pay to go out on 02/XX/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
7134411003	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Inbound call from borrower in regards to death cert being received  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8564014325	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called Servicer on 8/XX/2021 to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 08/XX/2016.  A transfer of claim was noted as filed 3/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 12/XX/2020 the Servicer noted delinquent county taxes 2018-2020 in the amount of $11,756.84 valid until 1/XX/2021. The Servicer noted that the property was not listed for the 12/XX/2020 tax sale.	06/30/2021	08/05/2021	0
7384187095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4834009812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/02/2021	0
8362656825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  A payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9390682284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  The customer confirmed why late fees were on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/07/2021	0
8687284293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called to confirm the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9040489242	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Commentary states the servicer spoke with the bankruptcy trustee regarding the status of the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
3415466450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  On 01/XX/2021 called borrower regarding payment.  borrower needed to know full payment amount since payment was short last month.  Explained payment was $370.14 until they had an interest / principle increase in 10/XX/2020.  Then new payment was $394.81 going forward.  We ran new escrow analysis good thru 02/XX/2021 and now payment is $399.20.  borrower paid extra for February to make up for January shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3175081623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called for assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/09/2021	0
1164433435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower called for status of loan due to billing statement they received.   The servicer informed them they are due for October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
2620165422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Servicer called Borrower on 8/XX/2021 returning their call and advised of the payment increase and made sure that the payments were set up correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  On 4/XX/2016 the Servicer noted the amount of arrearages filed in the POC.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2193945246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower advised unable to afford the payment with the flood coverage increase. The borrower had received a refund from the prior insurance but did not send it in to be applied to the escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
5766855968	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/14/2021	0
5473567416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The customer inquired about refinancing and confirmed the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
6587787429	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Agent called borrower to follow up on modification documents.  Borrower said they will return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7103434170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
6013938095	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The Borrower called in for the name and policy number for homeowner's insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7594548459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
9179941986	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Roof damage first noted on 5/XX/19, with open claim and ongoing repairs. However, there is no evidence of claim being closed and no proof of completed repairs.  Last mention was on 6/XX/19 requesting photos of roof once repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2872792223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower requesting a copy of the flood certificate
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1145874679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Servicer spoke with the Borrower on 9/XX/2019 and Borrower advised that they were unable to log in to account online. Servicer reset the password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.  A transfer of claim was filed 3/XX/2016. Original POC was noted as Claim #10.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9286637872	3	[3] Cramdown Granted.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The Borrower called in regarding a payment that they set up that was not drafted and appears that it was cleared out.  The Borrower requested a one time waiver of the fee as they were not notified of any changes required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6778398254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called to make sure payment made on 01/XX/21 was applied to February payment. Informed it had.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7022416762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, Borrower emailed stating  he is  in the process of writing up a divorce agreement. My spouse left this residence in March of 2018. I need to know roughly what the principal balance was on that date. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8806527854	3	[3] Collection Comments - Incomplete -: Missing 07/01/2019 - 04/30/2020, 07/01/2020 - 06/30/2021 [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
2447351060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4166365125	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The borrower called to confirm receipts of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/14/2021	Bankruptcy
6108350533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4058747431	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7244942901	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4127021643	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  On 5/XX/2021, Borrower called in regards to being charged late fees and requested a payment history to confirm her payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
4965110375	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to make a partial payment. Servicer advised that a partial payment could not be accepted. Borrower agreed to use the unapplied funds and pay the difference to make a payment and then will make a payment and a half going forward. Subsequent communications have been via e-mail to follow up on payments and to provide proof of homeowner's insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 07/XX/2015.  A motion for relief was filed 09/XX/2015.  A chapter 7, case #xx was filed by the borrower on 10/XX/2018 and discharged on 01/XX/2019. The co-borrower had filed the chapter 13, case #xx, with relief granted 07/XX/2016 but remained pending until it was closed without discharge on 12/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
8895671216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Outbound call to borrower to advise of the new payment amount due to force placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4683653128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called regarding account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4177295071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Commentary states the borrower called in regarding the mortgage not reporting on credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2017.  Dismissed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1436242359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Outbound call to borrower to advise of the new payment amount of $2,404.68 . Borrower stated that they would cure the escrow shortage next month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7546154104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower called regarding late charges that are being assessed. The borrower thought the account was being paid ahead one month so the borrower made an additional payment to pay ahead on the loan and then requested for the Account Manager to reach out to discuss the late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is stay lifted.  Stay was automatically lifted 30 days after confirmation of plan which occurred on 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2530606927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Inbound call from borrower to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3484029652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower called in to make sure payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
8889573822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Borrower called regarding her June billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6675631509	3	[3] Property Falls Within Zip Registered on EPA Site	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3255707469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3698136185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower made a payment in the amount of $3,544.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/15/2021	0
9081679072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The Borrower called in to request that the payment date be changed due to how income is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 03/XX/2020.  Comments indicate a prior bankruptcy was discharged on 6/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
1183064944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
6858210187	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3623032635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower called in regarding fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8864627814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called to discuss the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2018.  Commentary reflects a dismissed bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
4928847205	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to advise that their spouse passed away and discussed refinancing options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9129201385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The borrower called to discuss the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5376551659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7002699631	3	[3] Cramdown Granted. [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 12.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2020 and there is no evidence of reaffirmation.  Cramdown terms: 114 payments of $620.00 @ 5.25%; taxes and insurance paid by the borrower.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
6156047099	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
4444357291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5419766782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Inbound call from borrower returning a call and borrower stated that they were waiting on a check to come in order to make the payment on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9451185080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  Commentary reflects a discharged bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7846062679	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower requesting assistance with the website
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
6080390056	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2016.  The bankruptcy was dismissed 09/XX/2019 but was reinstated 10/XX/2019. Prior chapter 13 bankruptcy was dismissed as noted on 05/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
4410084877	2	[2] Currently Delinquent Mortgage [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Inbound call from borrower to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.  Commentary reflects a discharged bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary on 9/XX/20 reflects that claim funds were released to the borrower without evidence of an inspection. Damage details were not noted.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1710867336	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  Commentary reflects a discharged bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
2444658365	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound contact was made with the borrower to discuss the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Commentary reflects a discharged bankruptcy but did not contain all of the case-specific details. Prior chapter 7 case #xx discharged on an unspecified date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
5428258915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called in to ask if escrow taxes could be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1277274911	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  6/XX/2021 - Spoke with the borrower and called in to provide the correct email address..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3183019525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in to have monthly statements sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2352096725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called for password assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2099157135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  Commentary reflects a discharged bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1925339875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
2079378424	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  The borrower called to discuss the hazard policy premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.  Commentary reflects a dismissed bankruptcy but did not contain all of the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower requested a payoff on 6/XX/21.	06/30/2021	08/04/2021	0
1337838905	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Associate contacted borrower who stated they are a contactor and did not get paid for the 12/XX/2020 ACH and will have no less than 3 payments this month. On 09/XX/2020 borrower inquired if their hardship application was received. Associate informed the acknowledgement letter went out on 09/XX/2020 and wanted to discuss a repayment plan. Borrower stated they would like to start making escalated payments once their funds are back to sustainable. Comment dated 09/XX/2020 borrower stated work had been slow and associate informed of the hardship application and went over the details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2020 and there is no evidence of reaffirmation.  Transfer of claim filed 04/XX/2016. Case closed 10/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1648457025	3	[3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower called in and was advised due for 06/2020 - 10/2020 payments. Borrower stated sent in $1000.00 in October and agent advised $875.10 received in August and nothing in September. The borrower requested to speak with account manager and agent advised will send message for a call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  The case was closed 03/XX/2019. Transfer of claim was filed 04/XX/2016. Prior chapter 13 bankruptcy case was filed under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 02/XX/2020 borrower wanted to know options with having black mold damage repaired through force placed insurance. The agent advised he would need to discuss a possible force laced insurance claim with account manager. There is no further information relating to mold and no evidence claim filed or repairs made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3119493895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Transfer of claim filed on 04/XX/2016. Case closed and terminated on 11/XX/2018. Prior chapter 7 discharged without reaffirmation and a chapter 13 that was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7226597772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Outbound contact was made with the borrower, who inquired if the last payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  Bankruptcy filed pre origination  cited on 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4652284060	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3187607534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Borrower called with questions about billing statement and escrow. Associate went over escrow shortage they have been paying. Borrower stated they want to change their insurance carrier. Associate informed of refund due to current policy just paid and borrower would need to pay for the new policy and then send the extra back to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  Transfer of claim filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5341681806	3	[3] Collection Comments - Incomplete -: Missing 04/01/2021 - 05/31/2021 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is abandonment of property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	30
7986642506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower called in to get name of homeowner insurance and contact number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comment dated 06/XX/2019 reflects discharge withheld for other reasons and bankruptcy was closed 06/XX/2019. Comment on 06/XX/2019 reflects received order to reopen case for 7 days to get a discharge order. No evidence noted discharge order received.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1875412451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  Transfer of claim filed 04/XX/2016. Case closed on 01/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1047836303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states the borrower called in to confirm the insurance company on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Dicharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9279211149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called to confirm loan is current. Associate contacted borrower who agreed to the new payment amount. On 01/XX/2021 borrower stated they could not afford the 36 month escrow. Associate informed they would ask for a 60 month period. Comment dated 05/XX/2020 associate went over the forbearance agreement and borrower accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 10/XX/2017.  A motion for relief was filed 07/XX/2017.  Prior bankruptcy dismissed. Transfer of claim filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7594273513	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2018.  Dismissed bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  Commentary states the borrower advises of no claim filed due to damage was caused by failure to properly maintain property. The servicer advised the borrower they must pay out of pocket for the repairs and the claim denial letter was received on 3/XX/19. There is no evidence that repairs were started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8747743641	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2016.  A prior bankruptcy is notated as filed on 08/XX/2011 under case number XX-XXXXX. A transfer of claim was filed 04/XX/2016 for the prior bankruptcy. Notation on 05/XX/2021 confirms the case was discharged but is still pending closure to remove the bankruptcy status from the account.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	Bankruptcy
7897096057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  On 10/XX/2020, outbound call to borrower in regards to homeowners insurance, borrower stated could not afford it. Let him know he was being charged with forced placed insurance, his reply he would look into that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7750852923	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  On 1/XX/2020, Customer called in said she just received her trial period letter and was really excited about that. she wanted to know if she will be making payments directly starting 03/XX/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2017.  2-dismissed BK's -20xx, filed on 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
2934050039	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called to request a duplicate year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  During a call on 9/XX/19 the borrower advised of a roof leak. the agent advised that the force-placed policy will not cover wear and tear. The commentary provided does not reflect that a claim was ever filed or if repairs were started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4612033507	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
1846375043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  On 04/XX/2020 talked to the borrower to confirm mailing address and where to send the covid19 hardship packet
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8235621597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7527335536	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Co-borrower called and stated intention is to retain the property. requested a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 08/XX/2018.  A motion for relief was filed 12/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
1355351774	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
2399047769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2020.  The bankruptcy was discharged on 09/XX/2020 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2019.  A transfer of claim was filed 04/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6187256531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.  On 4/XX/2019 the Servicer noted the POC filed as Claim #5.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
5970999133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower spouse called due to  having issues with online account. and wanted to know the payment amount. Associate informed spouse of the amount and they inquired as to why it has not decreased when they are paying their own insurance. Associate informed information was updated today and they would submit request to run new escrow analysis and submit for a payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.  Transfer of claim filed 04/XX/2016. Order denying trustees motion to convert case to chapter 7 filed on 10/XX/2017.  Case closed on 12/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
5098708909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 6/XX/2021,  borrower called in gave her new payment starts July payment $784.7 this is for taxes only.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6906539727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer authorized a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7459721025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  On 4/XX/2016 the Servicer noted a transfer of claim was filed on 4/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5550679669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1956815073	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Associate contacted borrower who scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2019.  Trustee's motion to dismiss was denied on 07/XX/2021. Amended proof of claim filed as stated on 01/XX/2019. Prior cases: #xx dismissed 02/XX/2008, #xx dismissed 01/XX/2009, #xx dismissed 05/XX/2009, #xx dismissed 07/XX/2015, #xx dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9340655916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called Servicer on 7/XX/2021 to make a payment in the amount of $1,067.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2021 and there is no evidence of reaffirmation.  On 4/XX/2016 the Servicer noted the arrearage claim as Claim #5.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7336248170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in to request the remaining funds from their reinstatement the prior year be applied as a payment. Borrower inquired the late charge balance. Servicer advised of the insurance that was cancelled and updated payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1045868671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
1143952922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The customer called in to confirm payment would be made and requested email notifications rather than phone calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4723877624	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  On 12/XX/2020 the borrower called advised of making a payment on 12/XX/2020 and then making the December payment on the 20th.  Noted the file
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	60
4173248546	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower was contacted in which the borrower declined a repayment plan stating it was unaffordable. Borrower was upset deferrals were no longer being offered. Borrower requested to be re-reviewed for pandemic assistance. Borrower requested another denial letter for their application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  A transfer of claim was filed 05/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim filed for hail damage to roof. On 06/XX/2020 servicer received loss draft claim check in amount of $15,434.17 that was unendorsed and was sent back for endorsement. The servicer received endorsed claim check back on 07/XX/2020 and posted to account. On 07/XX/2021 borrower was advised that the claim funds will be disbursed in  thirds in amount of $5144.72 for work to be started, then will need photos of the work and a second disbursement in amount of $5144.72 and final disbursement once work has been completed. The first claim disbursement check in amount of $5144.72 was mailed to borrower 07/XX/2020, the second disbursement in amount of $5144.72 was mailed on 07/XX/2020. On 08/XX/2020 borrower sent in picture of roof and advised was started today and should be completed by Thursday at the latest and requested to issue balance of the funds servicer is holding. Borrower stated once the roof is completed the insurance company will issue a check for the second half. The third disbursement in amount of $5149.22 was mailed to borrower. There is no evidence roof repairs were completed and no evidence second half of claim was received as previously noted.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: On 02/XX/2020 borrower called in and stated filed an insurance claim last fall and just received check from insurance company in amount of $11,686.05. The cause of loss was lightening that hit generator. Borrower stated no damage to home and just needs to pay for the generator. Comment dated 02/XX/2020 reflects loss draft check was endorsed and mailed via USPS.	06/30/2021	08/05/2021	30
6443534609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  The borrower scheduled a payment in the amount of $1,072.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/24/2021	0
4582443766	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Authorized third party stated he will going back to work and will try and made double payments. Servicer offered assistance on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
8523416108	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The customer confirmed home owners insurance was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  10/XX/17 notation indicated there was storm damage to the home. The customer advised they did not have storm damage, therefore a claim could not be filed. The borrower fixed a window to avoid leak and mold. No evidence of damage resolved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
2146163654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  On 10/XX/2020,  outbound call to customer let her know that their is a refund for the Policy that got cancel to pay the UP&C policy. We went over the escrow shortage: of 953.44 new escrow constants of $442.91 + 79.45 = $522.36 effective of 10/XX/2020. she said oh okay I under stand she asked about how she can send in extra $300. bucks for a principal payment only I told her to send me an email stating how she wanted the funds applied and she could do one time payments using the website
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6022366229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4069617952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower scheduled a payment in the amount of $1239.60
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
5699753325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Servicer returned Borrower's call on 2/XX/2021 regarding the payment shortage. Servicer advised that the payment was correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  On 8/XX/2016 the Servicer noted a transfer of claim was filed on 8/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6243999597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The borrower called as received a refund check from the insurance company and wanted to know what to do with the check but was told the new insurance has not been paid as pending the declaration page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7867935017	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called to discuss the escrow surplus check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 12/XX/2018 a claim check in the amount of $6455.03 was received for unknown damages. On 120/XX/2019 the borrower stated had to finance repairs since it was taking too long for funds to be disbursed. Borrower is requesting funds to be released. The borrower was advised of documents required for release of funds. There is no evidence that damages have been repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
2560847372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2018.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  A transfer of claim was filed 08/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3613219507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower called, transferred to set up CBP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
2689843644	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower stated they had some storm damage to home and wanted to know process.  Explained process and borrower stated there is limited damage on the inside of home and wanted to know if they could repair without contractor and hire contractor for exterior.  Servicer approved and advised borrower of documents to send in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for storm damage to home noted on 08/XX/2020. No evidence claim funds received by servicer or damages repaired.  The damage repair amount is estimated at $19,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8769856243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  On 5/XX/2021,  spoke with customer he stated that his insurance company has lowered his tier and now has him on a different payment amount. I let him know we have not been notified and we had just sent payment for the full amount of $1,385.15 He stated its a lot cheaper then that and wanted a new escrow analysis ran. I asked him if xx had refunded him and if he sent that refund back to us to place in his escrow account? He stated no, he was not aware. I let him know we have to charge him according to what we paid out so as of right now there is nothing to run a new escrow for. He stated that he will submit the refund amount with his next payment in June. I let him know at that time- I can run a new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4417403789	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Borrower called in to ensure the late fees were paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
6614070831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1543044519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
4549670891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7324352877	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called Servicer on 6/XX/2021 and advised that they had received the modification documents and would have them notarized and returned quickly. Servicer advised of the payment due for July and how to make it online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1625556838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2019 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5314902731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
4834809697	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
2328627650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The customer confirmed general information and requested verification of billing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9285921676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called discussed pay off statement and estimated pay off statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8252152820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5493791455	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower was contacted in which the borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2531351464	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called to go over the monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Roof damages to the property noted.  The damage repair amount is estimated at $5,104.27.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3663955162	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The customer was informed on the total due and plans to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/31/2021	30
5176123378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 called borrower / sent email and advised of actual due dates as the first of every month.   Confirmed payment has been set up for June 10th.  Advised payment may cross with printed statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9188304945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  Called the borrower cleared up mix up on account advised balance due for one payment October 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8365278647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2012.  A transfer of claim was filed 08/XX/2016. Notice of final cure was filed 04/XX/2017. A prior bankruptcy was filed per notation 11/XX/2009 in which a proof of claim was filed. Notation does not provide any detail regarding the prior bankruptcy case or status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5815202889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  10/XX/2020 -  Borrower called in about the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2518329344	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called to request EFT form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3986963725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called regarding foreclosure letter. Servicer advised foreclosure on hold during trial modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
7638691414	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
7127415947	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	Bankruptcy
9026126279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called regarding homeowners insurance. Servicer went over force-placed policy terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8850431316	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The Borrower was advised that the adjustment report was never received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
6693563977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
8695443155	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower was contacted to advise of the short payment. Borrower inquired why the payment wasn't enough. Servicer reviewed the payment history. Borrower inquired about a short payoff settlement and was advised it was denied. Borrower expressed concern for payment and interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2016.  A prior chapter 13 bankruptcy was filed 12/XX/2012 under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower indicates on 06/XX/2020 that the property is condemned. Borrower indicates on 11/XX/2020 that they hired a contactor to fix the electrical issues on the property. Notation on 12/XX/2020 indicates all the damages to the property resulting in the condemned status: roof damage, porch damage, wall repair, flooring damage, plumbing damage, and stucco damage. There is no evidence of an insurance claim filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
3506491969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8885957292	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  On 6/XX/2020, Borrower called in to check the status of payment received..  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
8717618910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called the Servicer on 7/XX/2021 and made a payment in the amount of $1,092.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2004.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8809194587	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.  Foreclosure - on hold
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
6273099571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5273691188	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower wants any extra payments to go towards principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
9630263666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6883091770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  Relief granted 04/2019
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
4610781892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The customer inquired about payment increase and requested the escrow statement to be sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1603696716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was advised the modification is in review and to continue to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8658347019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the servicer spoke with the borrower and the borrower requested a copy of the year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2545620284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2019.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5793096396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4685204964	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9363005628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2836036917	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The authorized third party called in regarding funds in unapplied. The agent went over the funds and advised that the extra that has been sent in went to principal,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  A motion for relief was filed 08/XX/2016.  Motion for Relief was filed 08/XX/2016 and an agreed order was entered 10/XX/2016 resolving motion for relief from stay. The bankruptcy was filed by third party spouse who is executor of estate.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	Bankruptcy
7339775416	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Online payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
6491658507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2015.  Dismissed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6624133773	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in regarding forced placed insurance stated will get their own insurance,.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The commentary on 3/XX/20 states the servicer is holding $2657.61 in loss draft funds for hail damage incurred in May 2019. On 3/XX/20 the borrower stated the funds were not enough to complete the repairs. There is no evidence that the funds were released or the repairs started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/02/2021	0
3679431898	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	30
1679509459	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Borrower was contacted in which the borrower inquired about their automated draft. Borrower is advised the automated payments stopped 02/2020. Borrower advises a family member was meant to take over payments. Borrower advises they will bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2019.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2018.  A motion for relief was filed 10/XX/2018.  A prior chapter 13 bankruptcy is notated as filed on 05/XX/2015 under case number XX-XXXXX. A motion for relief was filed for the prior bankruptcy on 10/XX/2016 and relief was granted per notation 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4995364763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The Borrower was advised that the payoff was sent 3/XX/2021, and refinance was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3962351791	3	[3] Collection Comments - Incomplete -: Missing 07/01/2019 - 02/28/2020, 07/01/2020 - 06/03/2021 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	30
6879246708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3926079420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  On 9/XX/2020, Customer called in about the loss mitigation letter the received and is interested in a Forbearance or modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
8943401988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	0
7923162968	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  All comments were not provided for the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
3233307336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to request removal of the escrow impound.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4313926101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower called to see if payment received - servicer confirmed it was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2020 and there is no evidence of reaffirmation.  Comments reflect a prior chapter 7 bankruptcy case # 13-306934 filed 02/XX/2013 and discharged 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3389950680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called Servicer on 7/XX/2021 to make a payment in the amount of $834.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7922714133	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower inquired of late charge showing in July bill, was advised it was for June and is current at the moment. The borrower advised will make a payment the following day,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
2536901146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4322765619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8718745822	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
4011684813	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke with the borrower regarding the check for the insurance claim.  Servicer advised that they need a final inspection with pictures to send the final funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  On 4/XX/2019 the Servicer noted that the transfer of claim was filed in the bankruptcy case. Claim #4 is noted as the arrearage claim.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 5/XX/2019 the Servicer spoke with the Borrower who advised that they had a claim filed due to lighting damage to the roof. The Servicer received the adjuster's report and W-9 for the claim. On 8/XX/2019 the Servicer noted that they needed a final inspection to disburse the funds for the roof damage.  The Servicer also spoke with the Borrower on 8/XX/2019 and advised that the inspection was necessary to ensure the damages to the roof had been repaired.  There is no indication in the commentary that the final inspection was completed or the final funds were disbursed.  The damage repair amount is estimated at $4,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1221176780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower stated he will make payment online on 04/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/09/2021	0
1890579826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called - verified account demographics.  borrower stated was just laid off.  Applied for unemployment benefits and can do 1/2 payment and will try to pay the same in June and July.  Asked about a refinance - advised to contact a lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1151710040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower inquired options available due to pandemic, stated is a Real Estate Agent and unable to sell houses at this time. The borrower was advised that the Investor is reviewing each loan on a case by case basis and to send in documentation of how was affected by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7540365366	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5842971668	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Commentary states the borrower called in to get a payment processing center address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary states the damage is too old and the carrier will not cover the claim. Hurricane damage is unresolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5812028751	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The Borrower called in to request a payment plan for the June 2021 payment as the primary Borrower passed away.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
9290117986	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower was contacted in which the borrower advised of the tax bill received. Borrower is advised to send the tax bill to the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 05/XX/2017.  A motion for relief was filed 08/XX/2020.  A prior chapter 13 bankruptcy is notated as filed in 2015 and dismissed 10/XX/2016. A transfer of claim was filed for the prior bankruptcy case 08/XX/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Notation on 12/XX/2020 confirms the prior reported roof damage from a storm was repaired. The notation indicates possible interior damage that was confirmed to not be present with occupant photos of the property on 01/XX/2021.	06/30/2021	08/04/2021	Bankruptcy
6401286486	3	[3] Collection Comments - Incomplete -: Missing 08/01/2019 - 10/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	0
1448241405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower made a modification payment in the amount of $1,074.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2017.  Prior chapter 13 bankruptcy with case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/08/2021	0
2071005276	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Associate contacted borrower for the April & May payments. Borrower disagreed and requested payment history to be sent without being password protected. On 07*23/2020 borrower disagreed with the escrow payment amount, stating they will research and call back. Comment dated 07/XX/2019 borrower stated they always pay at the end of the month and late charges have been added to their interest. Associate advised late fees are separated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  Case closed 04/XX/2018. Transfer of claim filed on 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5018100668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer inquired about modification paperwork.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8415520608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
4635871112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  On 05/XX/2021 called and talked to borrower.  Advised calling for status of modification documents.  borrower stated those were mailed last week and should arrive any day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9520434996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called Servicer on 7/XX/2021 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  A motion for relief was filed 10/XX/2018.  A transfer of claim was filed 8/XX/2016 in the current bankruptcy. A previous Chapter 7 was filed on 10/XX/1993, discharged on 1/XX/1994.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6552139458	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The Borrower called in to discuss roof and carport damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments indicate roof and carport damage; however, there is no indication that the damage has been repaired.  The damage repair amount is estimated at $17,299.00.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2766860527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  On 8/XX/2021, Borrower returned call, she wanted to know what the nature of my call was and I said we haven't received the July payment she said oh, that's it. I said yes. She said her husband deals with that and said she would speak with him. I said great and asked that they ensure the July and August payments  are made this month and reminded her of the 16 day grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 12.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.  The Discharge was a Chapter 13 (case #xx) filed 12/XX/2004, discharged 12/XX/2009, and closed 04/XX/2010
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
6690761373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  A transfer of claim was filed 8/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9567985012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9094496693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called in stated she is having a problem with requesting a payoff online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
2261625255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  Case closed 01/XX/2019. Transfer of claim filed on 08/XX/20169. Prior chapter 7 was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4485473925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8337202508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/07/2021	0
8803532105	2	[2] Loan is in Bankruptcy [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9872411327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  On 4/XX/2021, outbound call to borrower, she answered and advised she figured it out and disregard the voicemail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2016.  There was one BK from before the close of the loan on 6/XX/2007 and two after, a Dismissal and an Active. The Chapter 7 Discharge from before the loan closed (case #xx) was filed 02/XX/2003, discharged 10/XX/2005, and closed 10/XX/2005. and The Chapter 13 Dismissal after the loan closed (case #xx) was filed 10/XX/2011, dismissed 08/XX/2013, and closed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5715196179	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called Servicer on 7/XX/2021 to make a payment in the amount of $552.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2020.  A previous Chapter 7 was filed 2/XX/2014 and discharged on 6/XX/2014. A previous Chapter 13 was filed 2/XX/2016 Case #xx which was dismissed and noted by the Servicer on 8/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
7507722144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  The account fees were discussed and the borrower advised would discuss with attorney. The borrower also asked about auto payments and the account frequency was set up for monthly instead of a one time occurrence.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8927365782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower called for forbearance balance also explained balloon payment due at maturity. Explained loan type and how the balance works.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2547345661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7652683116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The customer called about a forbearance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2012268787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called I let him know that I just wanted call can check and make sure you guys were all health and check on payment status, he said that he will have it in before EOM. he said thank you for calling and checking on us.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7495161672	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The borrower inquired if their force placed insurance policy covers the cost to replace the subject property's roof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  On 06/XX/2019, the borrower stated the subject property's roof is damaged. On 07/XX/2020, the borrower inquired if their force placed insurance plan covered the cost of a roof replacement. There is no indication that a loss draft claim was filed or the roof repairs have been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3804123863	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Servicer spoke with Borrower on 2/XX/2021 regarding the payments on the loan. Borrower wanted to get a written payment history sent to them via mail and verbal confirmation that payments were made. Servicer advised that the loan was due for the 2/2021 payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
6345623024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in regarding account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8107969149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower stated that they would send in extra funds to  the escrow shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 03/XX/2021 Approval to send final loss draft disbursement. Servicer received certificate of completion.	06/30/2021	08/04/2021	0
7236881539	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called to make sure payment cleared advised payment came back stated account closed. Borrower stated will call bank.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4875933343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9914318052	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The customer requested a payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
1031221013	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Borrower called in with questions regarding the billing statement, and it was clarified that the loan was due for April 2021 and May 2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: An insurance claim was made for roof damage noted on 07/XX/2020. A check for $10,061.15 was received on 08/XX/2020. 2 checks totaling $3,106.02 were received on 10/007/2020. Repairs were completed and the claim closed.	06/30/2021	08/05/2021	Bankruptcy
8834842504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower was advised of last payment being returned as insufficient funds, the borrower advised made a new online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9046668989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower called to confirm payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
3179910677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Customer inquiring about payoff process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6867027009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in about refinancing advised loans are serviced here need to reach out to the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 07/XX/2021 After the review period loss draft check in amount of $2128.25 received that is not endorsed. No further details.	06/30/2021	08/04/2021	0
1810470881	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
1490031066	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	Bankruptcy
9299102680	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  A payment was made.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan matures on 11/XX/2021.	06/30/2021	07/30/2021	0
6291532606	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	30
5856176225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4514998929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower called to inquire about the late charges on account, stated believes was in bankruptcy at the time. The borrower also requested a payoff be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
1697655655	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  02/XX/2021 - Spoke wit the borrower and updated the wire information for the reinstatement paid in full for the amount of $3273.17
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/27/2021	30
5874269408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower called regarding insurance notices that she keeps receiving. The borrower was advised to allow time for the account manage to research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6516010530	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	0
1982165467	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The Borrower stated that they received notice that no payments have been received, and was concerned with foreclosure.  The Borrower was advised that due to bankruptcy the foreclosure will not move forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
8310526549	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  11/XX/2020 - Email received from the borrower with the upcoming property tax bill for 01/2021.  The agent advised the borrower the account is escrowed for taxes and will be paid by the tax department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2018.  All comments were not provided for the dismissed bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1290031484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Customer called in to set up a future payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1692023947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Borrower calling to request a payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4776273974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The Borrower advised they sent in the payment the day before and was advised of the late charge balance of almost $1670.00, and that those need to be paid down.  Late charges were explained and the Borrower inquired about sending in a check to pay the balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/15/2021	0
2385551211	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
9117753614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  04/XX/2021 - Spoke with the borrower and advised the denial letter was for the Covid-19 hardship application.  The loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7128292716	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  10/XX/2020 - Borrower called in to ask when the payment is due.  The agent advised 11/12 and the borrower will make a payment on 11/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Borrower has filed three bankruptcies.
Case # xx filed on xx dismissed xx
Case # xx filed on xx dismissed xx
Case # xx filed on xx-----cure and maintain
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
4546184167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower advised that the roof repair is complete.  The borrower was advised that the first disbursement will be sent out, and the documents required for final disbursement were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: An insurance claim was made for roof damages noted on 09/XX/2020. A check in the amount of $22,195.75 was received on 10/XX/2020 and a final check in the amount of $6,557.42 was received on 11/XX/2020. The claim was closed.	06/30/2021	08/04/2021	0
3560997879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2919039435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3531429121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Borrower called in to confirm we received the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5041786491	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called in to inquire about late fees on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  Bankruptcy discharged on 10/XX/17
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2694324789	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Payoff request from borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
8424075418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called in to have account reported credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5094601068	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Online payment process by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
8283342397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower called in to confirm drop box address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2021 and there is no evidence of reaffirmation.  case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7411837176	3	[3] Collection Comments - Incomplete -: Missing 11/01/2019 - 03/15/2020, 05/01/2020 - 06/30/2021	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
9542488168	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed 02/XX/2019.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is NOS/sale pub.  Sale scheduled for 03/XX/2019 was canceled due to bankruptcy filing on 03/XX/2019.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2019.  A motion for relief was filed 10/XX/2019.  Consent order modifying Stay regardo9mg motion for relief was filed cited on 05/XX/2020.  2 prior cases dismissed, #xx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
1719025166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower in regards to possible refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7664674574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  Borrower called regarding statement they received with additional monies not applied. Associate informed borrower monies were applied on 10/XX/2020 to fees and principal/ Borrower disagreed with fees being paid and associate informed of policy fees paid prior to principal reduction. Borrower stated they were informed otherwise and will not send additional funds until corrected and associate stated it has been corrected. On 07/XX/2020 associate contacted borrower who had questions regarding attorney fees. Associate explained foreclosure action had to be dismissed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2019.  The proof of claim was filed 10/XX/2015.  Transfer of claim filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3871787684	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4608407641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2990695347	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
3095513778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Associate contacted borrower who stated they would pay the first year premium and wants to be escrowed for the second. On 06/XX/2020 borrower inquired if their insurance would fluctuate next year. Associate advised would need to speak with account manager (AM), attempted to contact AM but was on another line and would transfer to voicemail. Comment dated 03/XX/2020 borrower inquired about getting payments to servicer, as they have the money but everything is starting to shut down and would need to start pulling funds from their savings, expects to be out of work and was concerned about late fees. Associate informed borrower if that happens to call and they would not be penalized in this situation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2018.  Transfer of claim filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4442124470	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  Transfer of claim filed 09/XX/2016. Trustee pay all case.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	Bankruptcy
7863163314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2018.  Transfer of claim filed 09/XX/2016. Notice of conversion entered 05/XX/2018. Prior case #xx dismissed, xx dismissed, xx dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4355412458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to confirm the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Transfer of claim was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7026191940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4091498352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Associate contacted borrower to introduce themselves and inquired about their payment. Borrower stated payment would be late and made before end of month as they are  down to last of their income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1446512889	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called  for modification status and was informed waiting on investors decision. On 02/XX/2021 borrower stated their business is slower due to COVID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  Notice of final cure filed 07/XX/2021. Transfer of claim filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Borrower unable to obtain insurance as property was noted as having damage, with no details evident.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
1808546164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower confirm receipt of trail plan agreement and stated would be sending with the good faith payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5412070954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Case closed 12/XX/2017. Transfer of claim filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
8501487435	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/01/2021	0
3241056044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Contact was made with borrower to discuss the modification agreement. Borrower stated they will get it executed and returned. Borrower returned a call on 03/XX/2021 and associate stated they know they will have payment later this month and to continue to make the trial payments as the final terms are still being worked. Associate contacted borrower on 08/XX/2020 completing their monthly callas and borrower informed they would make payment on the 4th Wednesday of every month when they receive their SSI and inquired about replacing their roof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  Case closed on 12/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2451759753	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in and scheduled a payment for $1,129.73.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/27/2021	0
8433635492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Co-borrower called in to request removal of the primary borrower and express intent to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2018.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
8984721951	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  The Borrower called the Servicer on 8/XX/2021 and had questions regarding the recent payment increase. Servicer advised that it was due to an escrow increase. Borrower set up a payment in the amount of $858.20 and asked if there was a charge for the VOM and Servicer advised that there was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2021.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2021.  A previous Chapter 13 was filed, Case #xx and was discharged on 2/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
3241790830	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  2 Prior Chapter 13 bankruptcies dismissed 07/XX/2011 and 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
5887164504	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Co-borrower was contacted in which the co-borrower advised their intent to make a payment that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2020.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  Transfer of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
9826726841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.  A transfer of claim was filed on 9/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1286105597	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called for payment options. The borrower was given the post petition payment due date and was advised the arrears have been paid in full. The borrower was also advised the bankruptcy is still not officially closed and to reach out to the court.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9081950715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states the borrower called in regarding fraud on their account and they now have a new account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2020 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3622555064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called to confirm payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/31/2021	0
3339750376	2	[2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called for the year end statement balances.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Previous Chapter 13, Case #xx was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary on 11/XX/19 states the servicer endorsed and returned a claim check for $2,135.74. There are no further claim updates or evidence that repairs were started.  The damage repair amount is estimated at $2,135.74.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	90
6581370321	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  The servicer called and spoke with borrower who wanted to know what payment account is due for. The agent advised borrower that the loan is due for 05/XX/2020 payment and borrower stated will make payment next week.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  Transfer of claim filed 09/XX/2016. Case closed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 02/XX/2021 spouse called to inform borrower passed away last month and they continued to make payments. Associate informed to email the death certificate and would need executorship for the estate.	06/30/2021	08/05/2021	0
9588834394	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3035908016	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower was informed that the inspector has been trying to reach her to survey damages. Borrower stated that she will wait for call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary dated 10/XX/2020 reflects water damage due to a broken pipe. A check in he amount of $2408.85 was received. On 03/XX/2021 a final report was received, estimating damages at $4908 less $2500.00 deductive ; net claim of $2408.85  The damage repair amount is estimated at $4,908.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	Bankruptcy
1503730705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called to inquire where to send the payments, information was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
5669043054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  A transfer of claim was filed 09/XX/2016. The bankruptcy case was converted to a chapter 7 on 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9267896668	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower was advised that payment was short due to escrow. Borrow was advised to go online and update payment amount ACH debit. Borrower also to make 1 payment immediately.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan matured 12/2014	06/30/2021	08/04/2021	30
8993542146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.  Proof of Claim is noted as Claim #15 on 9/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 8/XX/2021 the Servicer noted taxes delinquent in the amount of $24,289.85. Servicer made an outbound call to Borrower on 8/XX/2021 to advise of delinquent taxes but the phone number was disconnected.	06/30/2021	08/04/2021	0
4962770827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The customer confirmed loss mitigation documents were returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3393412895	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower contacted servicer via email requesting a statement with the amount of arrears for February - May stating is filling out application for withdrawal from annuity and needs to send paperwork verifying the amount. The servicer responded to borrower email same day stating just received authorization from attorney and have requested a payment history and reinstatement for the amount that is due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 02/XX/2018.  A motion for relief was filed 08/XX/2018.  Motion for Relief was filed but an agreed order was filed 10/XX/2018 resolving the motion for relief. Prior chapter 13 bankruptcy was filed under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
6021765200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  Borrower concerned about billing statement showing him due for 2 payment. The borrower was informed of a payment increase effective 03/XX/2020 due to escrow analysis. The borrower promised to send shortage with net payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4129867914	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  On 08/XX/2020 the borrower called stating they are not getting their billing  statements.  Advised the blo9ck on the account has now been removed so statements should resume  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8495247882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3240877446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1449732829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called Servicer on 1/XX/2021 to ensure that the loan was current. Servicer advised that the loan was current with the January payment pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 11/XX/2018.  A previous Chapter 13, Case #xx was filed and dismissed on 4/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2619242014	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to see if bankruptcy terminated with court advised no.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comment on 06/XX/2021 indicates case was discharged but not closed; however, no discharge date was noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
1859268347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2018.  The proof of claim was filed 08/XX/2015.  The transfer of claim was filed 09/XX/2016. A prior bankruptcy is notated as filed under case number XX-XXXXX. Another prior bankruptcy case is notated as filed under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
8626561556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Called the borrower who advised payment has been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6927620841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
5897163240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5860520314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called to see if there are any past due charges on her loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1954311095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4826163951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower was contacted in which the borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2019.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  A transfer of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4074864109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Commentary states the borrower called in regarding an inquiry on the increase in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2020 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1681241357	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer confirmed account information and made a payment of $1400.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
9170253390	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called in to request assistance with their online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2020.  The bankruptcy was discharged on 07/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2014.  A prior bankruptcy is notated as filed 01/XX/2015 under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4559735549	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9010876597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
6161688304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9055148051	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  All comments were not provided for the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4676893752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.  Prior case#xx was dismissed on 09/XX/2006
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3925579673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1920756334	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to discuss modification terms.  They stated they will send the documents in soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
8657679646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5541862787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
7152074987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The payment history was gone over and the borrower was advised there may be a discrepancy on how the payments were applied during bankruptcy and will do further research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9861429956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4924537654	3	[3] Current Bankruptcy - no relief granted [3] Mortgagor Working w/ 3rd Party Group [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called Servicer on 7/XX/2021 and went over the payments. Borrower said that they paid the July payment on 7/XX/2021 and would pay the stipulated payment in the next day or so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2018.  A motion for relief was filed 04/XX/2020.  POC is noted on 2/XX/2020 and Claim #42. A previous Chapter 13 was filed on 6/XX/2009.  A Chapter 7 was filed Case #xx filed 7/XX/2014, discharged 10/XX/2014. A Chapter 13, Case #xx was also file and dismissed on 2/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9894813828	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower called mentioned needing the end of year then call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5577145127	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower stated she received a demand letter yet she sent in a payment, stated she will mail January payment and make 2 payments per month until current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
1833025554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  On 01/XX/2020 talked to borrower to confirm account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7547728391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8947348457	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in to inquire about PMI removal. Borrower is advised the PMI will be cancelled and a new escrow analysis will be completed. Borrower inquired about payment options during the bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2019.  A prior chapter 13 bankruptcy is notated as filed on 09/XX/2013 under case number XX-XXXXX. Relief was granted per notation 08/XX/2014. Another chapter 13 bankruptcy is notated as filed 01/XX/2015 under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Notation on 08/XX/2019 confirms the insurance claim check was disbursed to the borrower following the receipt of the necessary contactor documents. There are no funds remaining in restricted escrow for the claim.	06/30/2021	08/04/2021	Bankruptcy
2994371027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  customer emailed in regarding the account, verified a payment would be made and was traveling due to covid of a family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2585774138	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  01/XX/2021 - Spoke with the borrower and stated would long on and set up payment for next week and February's payment will be made before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2017.  All comments were not provided for the dismissed bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5387439480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
7071544034	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to discuss a service transfer letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Prior claim for water damage fully resolved. Second claim for burst pipe is fully resolved. A third claim for a foundation leak was filed. Per the borrower the contractor ran off with the claim funds, installed faulty and used equipment, and they are filing a lawsuit against the contractor. There is no evidence that the repairs for the third claim were completed and the servicer is still holding claim funds.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4251335929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8912103052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Called the borrower discussed generated statement account balance and escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3034276411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Customer calling to discuss why their name is not on the billing statements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6391340523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6421981743	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.  Arrears are noted on 8/XX/2017 as Claim #5.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7806806773	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Agent called and talked to borrower for status on repairs of home.  The borrower stated all repairs are complete.  Requested them to send photos thru email.  Verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1585659992	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2016.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
8226771534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower calling to set up a future payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7494693055	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Payoff requested by borrower via email
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	90
3049844294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called to question the billing statement showing due for 2 payments, was advised due for 4/XX/21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9880618034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower called in about negative escrow explained to the borrower balance and that analysis could be run borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7443669939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Spoke with the borrower and questioned billing statement showing due for two months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Prior bankrutpcy case # xx dismissed on 08/XX/2017,    All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3913489032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  On 03/XX/2021 the borrower called to confirm payment after paying the4 shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  Comment dated 09/XX/2016 reflects prior bankruptcy filed under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1981022934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  Borrower called in regarding their insurance payment. Servicer ensured the insurance premium was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2016.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  A transfer of claim was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7761723760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called in regards to refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7681914212	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  Commentary states the borrower called in to verify if there was insurance on the file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1727289303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Borrower called Servicer on 3/XX/2021 and advised that they were going to sent in 2 payments and was out of work for 3 weeks due to COVID. Borrower was unsure when they would receive funds and they were not getting money from unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  A Chapter 13 bankruptcy was noted as it was discharged on 3/XX/2016.  There was no additional information provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9578598843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  The borrower requested being reviewed for a deferment; the Servicer stated that because their account was current, they did not qualify for emergency assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3504422349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower was contacted in which the borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2017.  A motion for relief was filed 08/XX/2016.  A transfer of claim was filed 10/XX/2016. Notation on 09/XX/2016 confirms a prior bankruptcy case filed under case number XX-XXXXX. There is an additional case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4467517760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower calling to discuss the insurance refund check. The agent advised the customer to contact the insurance company regarding the status of the policy and if they should forward the check  back to the servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2475992159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9375343081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower spoke with Servicer on 4/XX/2021 regarding online access.  Borrower was unable to make a payment online. Servicer took a payment for Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 07/XX/2017.  On 10/XX/2016 the Servicer noted that the arrearage claim was Claim #2.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5662038346	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2019.  A motion for relief was filed 01/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  During a call on 9/XX/16 the borrower advised of roof damage; the agent advised that there is no record of a claim for the roof. The commentary provided does not reflect that a claim was ever filed, the damage details or if repairs were started. Claim for fire damage to the kitchen is fully resolved as of 10/XX/169  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
2585049995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  On 2/XX/2020, Borrower called in made a promise to make her February payment possibly on 2/XX/2020 but no later than 2/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
8176460803	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	30
5115907439	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower scheduled a payment in the amount of $1636.83
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
2170932758	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	30
2816230160	3	[3] Mortgagor Working w/ 3rd Party Group [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Servicer spoke with Borrower on 6/XX/2021 regarding the last trial plan payment. Borrower said that they would not be able to make that payment. Servicer advised that it was absolutely necessary to make the payment and Borrower said that they were unable to do so. Borrower called back later and made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2018.  On 11/XX/2018 the Servicer noted arrears claim #0070.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
6709685643	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
3207366167	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Bankruptcy
5950974887	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 6/XX/2021 the borrower called to schedule a payment for $1100.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2006.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4834412811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2790485310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Commentary states the servicer spoke with the borrower regarding the payment transaction. The borrower was advised of funds available in unapplied balance and difference amount to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/31/2021	0
5152941636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called in to ensure their payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2016.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4453526507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
2295318196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Associate contacted borrower to see if they were still on track with making their payment or will they be doing 2 payments next month. Borrower stated they have a check they need to deposit and should clear tomorrow to make half a payment and then the first week in March the remaining of the payment. On 02/XX/2020 borrower stated they are a commissioned worker so some months they make $300 and other months may make $30000.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2833324052	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	30
4089911486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to make a check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3583451958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer called in for a copy of the Note to mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7183021587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower inquired if they have a 30 year loan. Associate informed they did until he modification and provided the new maturity date and borrower requested a copy to be sent via email. On 02/XX/2021 borrower called with associate going over the legal fees that were incurred and paid. Borrower stated they are thinking about cancelling their escrow account and wanted to know what happens to the funds. Associate informed they are refunded to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  Transfer of claim was filed on 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4642912334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8928048575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Inbound call from borrower regarding the fees on the billing statement. The agent advised that the fees were legal fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3096582176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Payment processed by borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3039134205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9869735707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in to ensure their payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  A transfer of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6338770129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Customer called in stated  he got a letter saying he owes $18.34 & wants to know why?
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
8158468072	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called regarding insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7449853843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  A transfer of claim was filed on 9/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7088221642	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 6/XX/2021 the borrower called to make a payment for $1627.50. On 3/XX/2021 the borrower called about the status of a modification and was advised they were denied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed 07/XX/2018.  Agreed order was filed on 03/XX/2021 and if borrower defaults and stay is lifted 180 day bar from filing again. Prior case #xx motion for relief granted on 07/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
6119003772	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 07/XX/2015.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5848951588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Customer called in to see if we received  his new HOI policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12/XX/2013.  A motion for relief was filed 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8076249232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states the borrower called in to confirm payment was received on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5015951310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5169834594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called to set up payment in the amount of $989.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7366752977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7079040599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4259268347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
5801115095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  A transfer of claim was filed on 9/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5544905256	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Commentary states the borrower called in and requested to speak with AM.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2019.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 07/XX/2019, the borrower stated the subject property's roof sustained wind damage. As of the review date, the status of the property damage is unknown.  The damage repair amount is estimated at $6,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
7179737081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The borrower advised current and was advised refinancing is not an option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5374930053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called Servicer on 7/XX/2021 to make a payment in the amount of $700.00 and provided posting instructions to the Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  A transfer of claim was filed 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8973185147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9729883607	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower stated that she had another bill to pay but plans on making a payment for the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
1529287344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in to make a payment, and would be making another payment in 2 weeks
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4739356815	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  The customer discussed insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8715325004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  01/XX/2020 - Spoke with the borrower and made payment by phone in the amount of $529.81 scheduled for 01/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8937581574	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
2787110082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in needing assistance with website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
5980327054	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	Bankruptcy
6003472513	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
9634743145	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower inquiring about how much it would take to cure the account.  The agent advised that it would be $4996.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 10/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
8502325284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loss draft checks for $10,923.03, $4235.87 endorsed on 10/XX/2020 and check for $13242.26 endorsed on 07/XX/2020 endorsed and both sent to borrower.	06/30/2021	06/04/2021	0
5128642221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  A payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
2226161045	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  A motion for relief was filed 12/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	Bankruptcy
6576875306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  1/XX/2021 - Borrower called in for an update on the credit reporting.  The agent informed the borrower there is no update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6622977959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
2023220220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7537081747	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The bankruptcy was discharged on 03/XX/2015 then reopened on 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
4808769187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called to get insurance information and fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3487113282	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The borrower sent an email inquiring about a payment listed on account, the borrower is in disagreement with this.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2289911627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  On 01/XX/2021 talked to borrower advised of payment change due to escrow analysis
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
5953937955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  The Borrower expressed concern with the escrow analysis, and it was offered to spread it further, which was denied. The Borrower advised that they recently lost their job and not sure how they will afford it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9068082882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called discussed escrow borrower wanted to make sure payment was updated. Advised borrower new total was emailed discussed hoi policy and how to cure. Borrower advised of payment frequency for escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1966230063	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
7181008610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7447793112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Comment dated 3/XX/2018 states the loan is in BK, but no details of case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
8363550340	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Borrower called in to state he sent in w9.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 02/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Notes indicate wind damage to the roof from wind. The borrower advised on 05/XX/2020 that the house had been completed and before and after pictures were received 05/XX/2020. The contractor's W-9 was received and final disbursement totaling $8,761.61 was disbursed in full to the borrower. Final inspection not evident.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4018356037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5989944208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower advised lost job but has a new job, however, the state holds back the first paycheck so will not have a payment until 7/29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7454966042	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Customer called wanted to know if pays more to principal will this bring their loan down faster, yes. Just wanted to verify this. Carlton got on line and said he just wanted his with to here this also.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	30
2477415320	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2843362497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower called for information on the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5079412140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The Borrower called in for the account status, and was advised the loan is current for 2 more days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
1433997130	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	60
6468230849	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Called the borrower discussed modification and submitting a packet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	90
5690479164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Borrower spoke to Eddiverto told him he  was following up and seeing when you will be making February . payment he said he has it coming out on the 29th of this month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9317864347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower had questions regarding application of funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/27/2021	0
9434412627	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to make a payment via debit/credit card. The borrower was advised that only a checking account is allowed. The borrower does not have a checking account and was advised to pull funds off of the card and send through the mail or Western Union.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	120+
9193565148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	0
4414404338	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in to inquire about payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  During a call on 10/XX/18 the borrower advised of roof damage. The commentary provided does not reflect that a claim was ever filed, the damage details or if repairs were started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4475318745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8103556433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower requesting a copy of the mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1026993496	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 11/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Call received regarding a conference with the court, and whether they should attend. It was advised that the number for the court is on the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Foreclosure
1094144810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  Borrower stated that they were waiting on their unemployment check and would make a payment once the check arrived
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1534027913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  On 12/XX/2020 called and talked to borrower.  They stated they usually make payment at the end of the month but this month their monies are coming in late therefore they will be making their payments late.  Borrower stated they will try to make double payments to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9383324188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make a payment after remembering he forgot too.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9358107647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8583576872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower obtained Homeowner's insurance and is requesting to cancel the force placed insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3418323668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  On 03/XX/2020 the borrower called stating they received a late notice on February payment -- explained to borrower due to the holiday payments were posted late and fees were waived.  Also noted to borrower the principle reduction due to their extra payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8741450019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  6/XX/2021 - Spoke with the borrower and wanted to confirm the current payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2515829563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in and set up a payment in the amount of $764.32
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1563605368	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Servicer called borrower to verify address to send loss draft funds to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	60
9416281988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
1333148107	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  05/XX/2020 - Email from authorized third party and stated the borrower sent off the April's payment on last week.  The borrower is planning on mailing put the May's payment within the next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2020 and there is no evidence of reaffirmation.  Prior bankruptcy for 2016 dismissed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	30
3882207034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower inquiring about transfer of ownership. Agent explained transfer of ownership and borrower understood
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3850994292	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	Bankruptcy
4932598160	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  11/XX/2020 - Spoke with the borrower and the agent asked if a payment could be made in the amount of $757.71 for the month of October.  The borrower agreed and will get it done by the end of the week.  The November's payment will be made in December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
3297763030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  The Borrower advised they will be attempting to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2505843546	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
8320521605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Prior claim and disbursements were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9348187247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Proof of claim was objected to on 04/XX/2020 and on 07/XX/2020 case was at final cure and loan is current and was advised to wait on waiver until final cure.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7153625391	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Online payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	30
6582317293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Spoke with borrower whom requested to get credit report
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8557854984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
5871498142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Spoke with Borrower, stated looking for HELOC wanted to make sure it is ok to do so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7244549268	2	[2] Currently Delinquent Mortgage

[2] Loan is in Bankruptcy

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 06/XX/2019.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for storm on 9/XX/2017. Damages include interior floor damage from a tree fell onto the roof. Claim funds of $2720.85 were received and deposited. No evidence the claim funds were released or repairs completed.  The damage repair amount is estimated at $2,720.85.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
1263366992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
3400131254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Spoke with borrower stating that the Company she works for is struggling and may lay her off. Borrower is requesting a FB. Advised loan is not delinquent. If the loan does become delinquent she may want to apply for Covid Application. Transferred call to discuss Escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7611687116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Notice of final cure adjustments completed on 12/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
4227402308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Commentary states the servicer spoke with the borrower regarding the status of the payment and advised of the unapplied balance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7735074607	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
6756225367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Spoke with borrower, confirmed taxes have been paid. Explained her loan does not have PMI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6522570897	3	[3] Cramdown Granted.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make August payment by 08/XX/2020, and advised it was mailed out at the beginning of the week. The borrower was also reminded to provide homeowner's insurance or settlement would be void.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/14/2021	0
1259247312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5137507520	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The borrower promised to make a payment the following day. The borrower was also advised of payment in crease due to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
2074384202	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	60
7328181928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The customer discussed credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5931186619	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower discussed the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 07/XX/2017.  The order granting the debtors' first motion to modify the confirmed plan was filed on 08/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported that there was storm damage to the roof shingles and confirmed receipt of a claim check for $11,778.26.  The servicer gave check endorsement instructions on 03/XX/2021.  The receipt of the check and the status of the repairs were not provided.  The damage repair amount is estimated at $11,778.26.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	Bankruptcy
3232128651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  On 10/XX/2020, Borrower called in stated  her payment didn't go through she accidentally canceled it when her bank tried to confirm her payment. So making another payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
8891769362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The borrower wanted to make sure the wire received and the Foreclosure was cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8239822017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  On 03/XX/2021 talked to borrower who will be mailing in a payment soon - confirmed payment mailing address and the due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1167084224	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Authorized third party requested a new escrow analysis be ran.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
1879648940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower requested a payoff through 06/XX/2021 and was quoted $15,395.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
3697152263	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called with questions about attorney fees. Agent requested an email so they can address those fees, and advised that they are 6 payments behind.  Borrower promised to catch up by August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
1172439575	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Contact made with the co-borrower regarding the billing statement and payment information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the reinstatement amount and account status citing sent enough funds for the 10/XX/2019. The borrower was advised that would need to discuss with their account manager.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2018.  Discharge Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4854498536	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Borrower called in to inquire about the insurance, taxes, and their escrow account. Borrower requested to use escrow funds to make payments and inquired how to have their account escrowed for taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 12/XX/2016.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed 03/XX/2018.  A prior bankruptcy was discharged 04/XX/2016. Notation on 04/XX/2020 confirms the  Motion for Agreed Order was filed 04/XX/2020 and notation on 03/XX/2021 confirms the Agreed Order Resolving Motion to Dismiss Case was entered 03/XX/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
2647883199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2505974415	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
1800680799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called in to make a payment in the amount of $1062.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6724989431	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  On 03/XX/2021 the borrower called to confirm payment amount for BK is correct.  Advised to pay amount on the trial period of $1317.20 from April thru June and until we send final modification packet.  Advised to hold onto the new payment change just in case they decide not to do the modification.  Will be making payment by April 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
5079960109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower called in regarding the modification review. Borrower is advised of the modification denial and the possible forbearance. Borrower was advised of the prior bankruptcy and granted relief. Borrower expressed interest in the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 06/XX/2018.  A transfer of claim was filed 02/XX/2017. A prior bankruptcy case is notated as discharged under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2335902167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower was advised of the insufficient funds fee and late fee, was not aware of same and stated not reflecting on bank account but would pay by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2521177241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8241801954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower wants to have his loan reported so he can apply for another loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4814765279	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  The customer confirmed Bankruptcy was filed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/14/2021	Bankruptcy
4437393846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	0
2965884017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2022.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the servicer spoke with the borrower's attorney's office regarding payments for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8997740628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4699858733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called to set up a payment in the amount of $837.19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4432293097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called about the delinquent taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6354747253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower was called, spoke to customer letting him know that billing statement was emailed to him .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
7421532988	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower schedules a payment for $1058.02
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	90
7924836588	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  On 02/XX/2021, the borrower called stating they are going with a new homeowner's insurance company. Told borrower current policy is set to expire 03/XX/2021.  Provided the mortgagee clause and fax number to send over new policy information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3388302569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower called regarding annual escrow analysis. Will provide paperwork sowing that taxes are not being assessed due to deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
1984720602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1233926426	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower requesting web portal assistance and to discuss payment arrangements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1665757087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower called regarding escrow and was advised that that was an escrow shortage of $408.96 due to forced place insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9874236461	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Borrower was contacted in which the borrower was advised of the delinquent taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2019.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
7883330433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/28/2021	0
7562140775	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Agent advised borrower that a check would be mailed out to them via regular mail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 10/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
6165102630	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The customer confirmed paid taxes and bankruptcy status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to Hurricane Harvey impacted.	06/30/2021	07/21/2021	Bankruptcy
7514318628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3537394722	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in regards to letter received, stated out of work since last year due to injury and pending settlement to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
3791141093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower made a web payment in the amount of $1680.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
9779325255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Inbound call from borrower to make a payment in the amount of $457.27
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1929701608	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2017.  A motion for relief was filed 11/XX/2017.  The original bankruptcy case did not have a POC filed in it and the loan matured. The current Servicer waived $79,519.98 in corporate advances and then entered into an Agreed Order that allowed for the loan maturity date to be recalculated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 9/XX/2020 the Servicer noted taxes due for 2014-2020 for a total amount due of $5,332.62.	06/30/2021	07/23/2021	0
6917779044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3996276144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/07/2021	0
7128461950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower wanted the end of year statement sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6616822976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Servicer spoke with the Borrower on 6/XX/2020 regarding the payment. Servicer advised that they did not receive the payment to stop payment and issue a new check. Borrower understood and agreed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2017.  A transfer of claim was filed on 2/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2990305509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4144734669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower advised made a payment on the 28th or 29th but it hasn't withdrawn bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/01/2021	0
9504481622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer confirmed payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
6096610554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  On 4/XX/2021 the agent called the borrower to inform of the escrow increase and that it would take effect. June 1, 2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  On 11/XX/2017 the Servicer noted the POC as Claim #7-1 and a transfer of claim was filed on 4/XX/2017. A previous Chapter 13 bankruptcy was filed on 12/XX/2003, Case #xx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 7/XX/2021 the Borrower advised the Servicer that they had a check for a little over $5,000.00 for water damage in the home. Servicer advised that the check would be endorsed and released once proper paperwork had been received. On 7/XX/2021 the Servicer emailed the Borrower and advised the procedure for claim where funds are under $5,000.00. Servicer advised that when the required documents have been received they would endorse and return the check to the Borrower to pay the contractor. As of the end of the review period there have not been any documents received. A previous claim for hail damage with a DOL of 11/XX/2019 with damage to the roof and a check in the amount of $19,562.45 was received and noted by the Servicer. This claim was closed and all funds were disbursed.	06/30/2021	08/04/2021	0
2984285893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  03/XX/2021 - Email received from the borrower with the required documents signed for the loss draft.  The borrower stated the letters are signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
5959060787	2	[2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Borrower called in to promise payment but the following Tuesday.  Paychecks were being garnished, but that was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Basement flooding damages to walls and carpet first noted 3/XX/17.  Claim open and checks issued for $8k and 2K, which did not cover all repairs. No evidence claim was ever closed or repairs verified.  The damage repair amount is estimated at $16,605.71.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
3961056587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Commentary states the servicer spoke with the borrower regarding the status of the forbearance and advised the documents have been requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6050183695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower made a payment in the amount of $1730.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5183413799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Borrower called regarding payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2020 and there is no evidence of reaffirmation.  Prior BK 13 discharged 9/XX/17.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2684624267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Spoke with the borrower and called in to do another payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2020 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8556473035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment and inquire about their increase in taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1848148597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The customer called in to confirmed billing statement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/07/2021	0
5625886142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
4524599356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower discussed payoff and advised that it will not be out until next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  Discharge Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	09/09/2021	0
5352172351	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called and asked where the extra funds that they are making are being applied to.  Borrower requested that until current all future funds should be held for payments only.  Noted file
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is energy - environment cost.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	30
7724805347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower called to make a payment and have online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1327004672	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Servicer spoke with Borrower on 7/XX/2021, regarding the recent NSF and the two payments that are past due. Borrower advised that they would make their payment by Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1915566681	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Commentary states the borrower called in regarding the account status and the amount owed on the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5632221930	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower was inquiring why can't get online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3404063222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Borrower stated a payment was sent in $730.00 and needs to know how much to pay to bring the account current.  The agent advised the monthly payment is $1.099.62 and the borrower was not aware of the change. The taxes were escrowed which caused the increase.  The agent informed the borrower to pay the remaining balance of $370.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  Prior bankrutpcy case #xx filed on 11/XX/2011 and dismissed on 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: No open insurance claims.	06/30/2021	08/05/2021	0
8279727803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The customer confirmed $400 was sent in and planned to pay off the delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1155200153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the borrower emailed in regarding the status of the payment for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1343537129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
7477328203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to find out if the servicer had sent someone out to take pictures of the subject property. The agent advised that there were no requests submitted for an inspection and whoever it was does not work for the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5225511789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to inform us policy is in effect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8903997147	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 10/XX/2017.  Service was completed 07/XX/2018.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
5423670643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower process payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6122558470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
8750519973	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3201074017	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower made a payment in the amount of $3305.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
5672988209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower called in to request a breakdown of the account and amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1234403721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Servicer called the Borrower on 7/XX/2019 and Borrower advised to stop calling and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: Comments indicate the property is a vacant lot with no dwelling.	06/30/2021	08/04/2021	0
4629497857	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Commentary states the borrower called in to advise on when payment will be made on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	90
3766608990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The customer went over the late fee balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5861688430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower calling to see if he can be escrowed for his taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Case closed without discharge due to borrower failing to submit discharge request.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6633123558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower called in to discuss the balance due versus the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1043694898	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower reported they were running late on making a payment  The representative confirmed the account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  01/XX/20 the customer reported rain and wind damage to the shingles of the roof. The customer filed a claim, however, on 02/XX/20 it was determined the damage did not exceed the $2500 deductible and no claim would be filed. There is no indication of the completion of repairs.  The damage repair amount is estimated at $2,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9846950950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2955314718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4022224258	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower was having problems making payments online, advised may need to use a desktop. Sent another link to reset password.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9383429763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7203485926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 6/XX/2021 the Borrower called the Servicer regarding receipt of the insurance information. Servicer advised that it had not been received and Borrower said that they would call the insurance company and have it sent. It was received on 7/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6253017874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4234225426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4083597928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4368597049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
6495037504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called to make a payment in the amount of $1,195.53
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1287340920	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Spoke with borrower, went over last payment and late fees.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
6941163622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3529414922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called in about payment changes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2009.  A motion for relief was filed 07/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9730346055	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The servicer notified customer that their payment was received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
7286196355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	0
5486000607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8581207932	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
1467437086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Borrower called asked for last 2 payment. I asked if she sent in authorization via xx email. Informed that we need Kofi to resigning  the document and to change the date and also get a copy of his ID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
2461493166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called in about statement received explained statement borrower happy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7669631656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
3115170633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9510153454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2611507278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
2749937756	3	[3] Collection Comments - Incomplete -: Missing 07/09/2019 - 12/22/2019, 02/08/2020 - 05/29/2020 [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Missing comments from 07/XX/2020 to 12/XX/2020 and from 02/XX/2021 to 06/XX/2021	06/30/2021	06/04/2021	Bankruptcy
2991975609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
4706260357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called discussed settlement to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7789447933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower called in stated she received a one month deferral and  should be due for October
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3018903846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
8680151848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7213270137	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in posted both payments for July
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5732282513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to inform us he mailed off two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4784311968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  5/XX/2020 - Spoke with the borrower and wanted to know if the due date could be changed.  The agent informed the borrower the due date is not changeable and would have to refinance. The agent provided the grace period date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3528193556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2820372490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
8843398228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to set up payment for difference
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
9412528783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Spoke with the borrower and wanted to know if the payment was set up correct  The borrower also wanted to know if the statements will come in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9394731379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The borrower inquired about putting $200 in addition to the payment, was advised to send instructions in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5651076251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower called in to make a payment in the amount of $236.18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3601130814	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in to make 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  Reinstated
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
2655013172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  The borrower called to confirm the June payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1457473460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower was inquiring why it shows on the statement due for 2 payments, was advised the payment and statement crossed and is due for July. The borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5005970870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9212602342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower process payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3581798828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4244679946	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2017.  Notation 09/XX/2018 confirms a bankruptcy but does not provide case details or confirm  if the bankruptcy case was ever dismissed or discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
1112858614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
2869876774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Commentary states the borrower called in to inquire about the maturity date for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7901565638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Commentary states the borrower called in regarding the billing statement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9810076820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6245404219	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
5115154016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states the borrower called in to confirm wiring instructions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4800404423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called and we advised of late charge balance and borrower stated not able to pay it right now.  Wants to discuss refi.  Borrower set up payment in the amount of $1079.60
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3761682675	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Commentary states the borrower called in regarding a letter received about canceling Private Mortgage Insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary states the contractors were needing amount to complete the repairs at the property. Lender was approved disbursement but needed proof of completion. No completion documentation noted in commentary.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7386434757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Borrower called in to make a payment in the amount of $539.46
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1372089154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The servicer returned the borrower call in which the borrower was advising of returning the escrow refund check to be applied to the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6729318180	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Inbound call from borrower to set up a future payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
3549658403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5399612636	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
9517139748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2015.  A motion for relief was filed 03/XX/2020.  The transfer of claim was filed 11/XX/2019. A prior chapter 13 bankruptcy is notated as 10/XX/2012 under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9342529498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Borrower was contacted in which the borrower inquired if their spouse was on the deed. Borrower also inquired about credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.  A transfer of claim was filed 03/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5448206124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8804280680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
3006616099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On12/XX/2019 the borrower called to make sure payment amount and due dates were still the same.  Advised monthly payment is $935.72 and due the first of each month with a 16-day grace period.  Advised due for December, borrower stated will go online today to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1467106123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4505271909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9093563664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  On 07/XX/2020 the borrower called to check status of account - verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5326949767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
2522765129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  On 05/XX/2020 the borrower called they submitted a Covid19 hardship application and wanted to check status .  Application still in review.  Borrower stated both borrowers have NOT been directly impacted by pandemic but their children have lost their jobs and the borrowers have been helping them out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4252915375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Notation confirms a prior bankruptcy but does not provide any case details or the current bankruptcy status. There are have been multiple bankruptcy loan adjustments throughout the notation with the earliest adjustment notated on 03/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	0
2832900577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called to make a payment in the amount of $2033.27
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2078471288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Called the borrower advised unemployed getting unemployment and should be back to work soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4910866501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower called in advised to included repayment for taxes each month in the amount of $245.66 will need to make that payment for December and for the 23 of the month starting 2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1798863107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3247701877	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in check by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2015.  Prior case# xx discharged 05/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4645710091	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called to confirm April payment. Payment confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
7897785552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in for amount to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4079567850	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called in about 1098 taxes advised of forced placed insurance borrower stated shopping around last policy was too high.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
1490215896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7962889845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
8798208163	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Called the borrower advised check for homeowners insurance was received and wondering if worksheet was complete. Borrower stated worksheet is done and should get final disbursement to be paid to xx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	30
4195174557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	0
9844293600	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Called the Trustee's office, and they confirmed we cashed a check on, 03/XX/2021 for the arrears and ongoing. System currently showing the last payment posted, 01/XX/2021.The last 4 of the check are 4082 for ongoing, and for arrears.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
4668172394	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  The borrower called to discuss the account status and advised will contact the Trustee to confirm that all claim funds have been disbursed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2020 and there is no evidence of reaffirmation.  The bankruptcy filing date was not located in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
3720581408	2	[2] Currently Delinquent Mortgage [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2020.  The bankruptcy filing date was not located in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary on 3/XX/17 reflects the servicer received the final contractor documents needed to release the remaining claim funds for unspecified damage, however there is no evidence that the final draw was issued or that an inspection of the repairs was completed.  The damage repair amount is estimated at $2,788.18.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	60
2661653658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2020 and there is no evidence of reaffirmation.  The bankruptcy filing date was not located in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9238871325	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Insurance Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute is notated on 07/XX/2019 regarding the lender placed insurance. The dispute was received from the borrower's bankruptcy counsel. The servicer worked with the counsel to resolve and clarify the insurance policy. The dispute appears to be resolved with notation on 08/XX/2019 in which the servicer sent a resolution email.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2017.  The transfer of claim was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 01/XX/2019 confirms all claim funds for the flood and stair damage was released to the borrower and contactor.	06/30/2021	08/05/2021	Bankruptcy
8364889693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower inquired about the surplus, was advise tax discounts possibly affecting this.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7366402541	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower called in to inquire about the modification. Borrower inquired about the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2018.  A motion for relief was filed 08/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
2242078843	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  The borrower called to request assistance due to a Covid-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is agreed ordered.  A motion for relief was filed 05/XX/2021.  MFR resulted in an agreed order entered 6/XX/21.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
8474440212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2019.  A previous Chapter 7 filed 2/XX/2010, Case #xx. A previous Chapter 13 was filed 6/XX/2016, Case #xx.  Noted on 1/XX/2019 Claim #18
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2106207689	2	[2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  A transfer of claim was filed 004/XX/2017. The notice of final cure response was filed 06/XX/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
6820136170	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  On 01/XX/2021 the borrower called to get their automatic payments change.  Explained borrower needs to send request via email
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
5263712085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The customer requested a payoff to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4661522685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n5	06/30/2021	07/16/2021	0
9631060866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Called the borrower who had questions regarding final mod documents. Borrower glad documents were sent out stated they will be signed, dated, notarized, and returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is NOS/sale pub.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9836105365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Outbound contact was made with the borrower to discuss the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/04/2021	0
8883967820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The customer confirmed having to complete two quarantines which was out of work. The borrower also stated payment would be made next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3774913423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower called Servicer on 8/XX/2020 regarding the late fees and payments on the account. Borrower advised that they are on a fixed income and get paid at a certain time and now that the loan is current after the loan modification they are concerned about ongoing late charges. Servicer set up Borrower on auto draft and agreed to waive ongoing late charges due to the ACH set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  Servicer noted on 3/XX/2017 that a bankruptcy was discharged and closed but the commentary did not provide any additional information. A transfer of claim was filed on 4/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1291318699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower advised making a payment on Thursday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
6398831141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower made a payment in the amount of $296.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
9696812669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower confirmed a payment will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2379844753	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2019.  The proof of claim was filed 02/XX/2019.  A prior bankruptcy is notated as discharged 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
9083162978	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
7387277723	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  The servicer confirmed payment to be made and customer confirmed would call back once posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/31/2021	60
3065601131	3	[3] Collection Comments - Incomplete -: Missing 01/22/2021 - 06/07/2021, 07/01/2019 - 12/10/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/08/2021	120+
6846514827	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower set up 2 check by phone payments for May and June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
9720291781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  On 7/XX/2020,outbound call to customer-stated  needs letter stating the account is current and copy of the signed modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	0
9754410343	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower was contacted in which the borrower advised the co-borrower is deceased and proceeded to pay the shortage for the prior payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per notation 08/XX/2020, the servicer disbursed the final claim funds for the insurance claim caused by pests causing attic damage. The remaining $129.66 in loss draft funds was moved to the unapplied balance to be used for the escrow shortage.	06/30/2021	08/04/2021	0
6319153506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Outbound call to borrower to discuss the account. The borrower stated that they work on commission and tat business had been slow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3388297517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The authorized third party called to request the year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2021 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy. Case terminated 6/XX/21.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
7163654426	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  The borrower called in to discuss covid assistance due to curtailment of income.  The borrower was advised to fill out the paper work online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2437873145	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called to go over the forbearance paperwork, was advised an update needed and will be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	120+
2915739987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Customer stated that spouse runs a daycare and that the flu was running through daycare and that they experienced loss of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5426631207	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The customer made a payment of $988.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4099615014	3	[3] Collection Comments - Incomplete -: Missing 06/04/2020 - 08/02/2020, 06/28/2019 - 11/22/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
2751499189	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower called for the point of contact's email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/05/2021	Bankruptcy
2701746714	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 we called and talked with borrower who expressed they sent a payment off yesterday that was for May.  We discussed extra funds being applied to late charges
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7298403343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7328548117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1539047135	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to discuss the account and the agent advised about the escrow, not payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
7778325576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
2761211663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  The borrower called advised sent back mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1588919725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
4844455375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The borrower called in a payment in the amount of $462.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5401066488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2020 and there is no evidence of reaffirmation.  Notation confirms two prior chapter 13 bankruptcies filed under case numbers xx and 13-21355 of which both were dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
8677727800	3	[3] Collection Comments - Incomplete -: Missing 12/28/2019 - 06/16/2020, 09/26/2020 - 06/01/2021 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments dated 08/XX/2017, there is evidence of a prior bankruptcy	06/30/2021	06/04/2021	30
6629342168	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower called to have statements sent by e-mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
3853231228	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed 01/XX/2020.  A motion for relief was filed 02/XX/2021.  MFR resulted in an agreed order entered 3/XX/21.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
5564330990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Inbound call from borrower to advise that the insurance company did not receive a payment. The agent stated that a payment was sent out and the customer stated that they would reach out to the insurance company
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4957838066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The customer confirmed back working and informed about online payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5756209941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in to inquire about the charges on their billing statements. Borrower expressed intent to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
1315155650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called in to make a payment in the amount of $1847.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4515236773	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower called stating unable to make payment and due to property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  During a call on 3/XX/20 the borrower advised of water damage, stating has to pay $20,000.00 out of pocket. The commentary provided does not reflect that a claim was ever filed, the damage details or if repairs were started.  The damage repair amount is estimated at $20,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
3986900003	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  A transfer of claim was filed on 5/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
3428011941	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower called to advise had car repairs and needed assistance from a charity.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	30
5523108325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2015.  Bankruptcy case closed 4/XX/20.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/30/2021	0
7890459528	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Payoff requested 6/XX/21.	06/30/2021	08/04/2021	0
6352009863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  On 05/XX/2021 the borrower called to make a payment in the amount of $436.64
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4305837906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  02/XX/2020 - Spoke with the borrower and advised a payment will be made western unio on Friday and wish the late fees could be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
4144343081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5614465687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1338876971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6468769238	3	[3] Collection Comments - Incomplete -: Missing 07/01/2019 - 12/31/2019, 01/01/2020 - 04/17/2020 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	120+
4735460941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower made a payment in the amount of $639.10
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/23/2021	0
6230794052	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Borrower called Servicer on 8/XX/2021 to change the date set up for the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
8126128518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  Bankruptcy case closed 10/XX/18.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/29/2021	0
1898860009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Online payment posted by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7604197394	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Outbound contact was made with the borrower to discuss the reinstatement payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Foreclosure
1579026744	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The Borrower stated they are having trouble making their payment, and they were advised there is an issue with the website. The Borrower advised they would like to make the payment now so they are not late and they were advised there is a fee to pay over the phone. Extra payments and late fees were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Unable to determine discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments indicate damage due to a burst pipe.  Comments on 6/XX/2021, indicate that documents are required for final disbursement.  The damage repair amount is estimated at $14,223.67.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2971240494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Comment dated 04/XX/2021 reflects that the chapter 13 bankruptcy closed 04/XX/2021 without discharge. Transfer of claim was filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
2769999932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called in a payment in the amount of $1700.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5294558775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower called in to inquire the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2021 and there is no evidence of reaffirmation.  A transfer of claim was filed 07/XX/2017 unable to determine original POC filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
2222582035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9375048034	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  The Borrower called the Servicer on 9/XX/2020 regarding the credit reporting that had been missing. Servicer advised that they had resolved it and it would be noted in the following month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2020.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 8/XX/2020 the Servicer received a complaint the Borrower filed with the NC Department of Justice Consumer Protection division.  The complaint was filed on 7/XX/2020. The Servicer noted that the modification of the account had been completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6310820410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Spoke with borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/22/2021	0
2585624290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
5337484805	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called requested loan modification because payments are too advised modification does not guarantee lower monthly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
2315564000	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called advise din Texas they do not require a roofing contracting license, but he has a contract repairing license from the xx. Servicer advised that was fine to send it in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Prior CH 13 Dismissed case xx
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments reflect claim filed; however details of claim not provided and as of 06/XX/2021 servicer needed adjusters report, pictures of damage and contractors license. On 06/XX/2021 The borrower called advise din Texas they do not require a roofing contracting license, but he has a contract repairing license from the xx. Servicer advised that was fine to send it in.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
9918634217	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  A transfer of claim was filed 02/XX/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
6276218328	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  On 02/XX/2021 the borrower called for process to add son as an authorized person on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
5071998592	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2021.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
8208395746	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  On 02/XX/2021 the borrower called with billing questions and updated demographics on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2021 and there is no evidence of reaffirmation.  Case is discharged, but not closed out.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
3499758102	3	[3] Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed 09/XX/2012.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2021.  A motion for relief was filed 11/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
7465733175	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower called in about reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is sale.  Reinstated
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Filing date and specifics not mentioned in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Foreclosure
4664756866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Spoke with the borrower and advised the other borrower passed away and will send in the death certificate.  The borrower wanted to know if the loan is escrowed and the agent informed the borrower the loan is not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3565534869	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called to inquire where to send the declaration page, information was given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/06/2021	Bankruptcy
5826880234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower was advised loan is due for 02/2021 and 03/2021 payments; borrower disagreed and stated would confirm with their bank and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2021 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
3865132525	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower was contacted in which the borrower made a payment. Borrower is advised of the loan status. Borrower advised they were unaware of the change in payment and cannot afford to pay the difference. Borrower accepted a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
5417514549	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  The borrower called to confirm the account had been updated.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  Credit dispute not resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
4505367516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Spoke to 3rd party caller whom stated insurance company has send updated dec page
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/03/2021	0
1600388808	3	[3] Cramdown Granted. [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to go over the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A water damage claim from 1/XX/2018. Claim funds of $28307.25 were received on 4/XX/2019 and deposited. A draw of $28,307.25 was mailed to the borrower on 9/XX/2019. The inspection completed on 7/XX/2019 provided the result of 69% complete with remained work needed not provided. As of 1/XX/2021 a final inspection has not been completed and the claim remains open.  The damage repair amount is estimated at $39,699.68.  Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8799408904	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  On 5/XX/2021 the borrower called to request information on the insurance policy and advised they would be getting a new insurance carrier and would have the EOI and invoice faxed over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
5321703478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6850852505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Servicer spoke with the borrower in regards to the approval of the 3 month forbearance plan from 4/2020 - 6/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7100543452	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called and scheduled a payment in the amount of $713.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Bankruptcy
4728595013	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The authorized third party called to inquire about an assumption.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written credit dispute on 1/XX/20. The servicer reviewed the history and responded to the borrower in writing. The commentary provided reflects no further escalation from the borrower for this issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2222551550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/03/2021	0
8085349515	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  12/XX/2020 the borrower called and verified occupancy of property - advised caller of the interest rate jump from 5.125% to 6.00%
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster declared ....DR4596 - declared on 04/XX/2021	06/30/2021	06/01/2021	0
5887888565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3062480727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  On 01/XX/2021 Borrower inquired about billing statements and was advised of due date for payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2020 and there is no evidence of reaffirmation.  The Commentary on 11/XX/2020 states Bankruptcy was discharged on 09/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5050212210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/26/2021	0
9169933677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower was given the unpaid principal balance as trying to put the home on the market. The payoff was requested and the borrower was advised it will take 3-5 days to process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 11/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
3958863881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The Borrower called in update the address on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
9416388601	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 11/XX/2018 the Servicer noted an outbound call for a FEMA declared disaster area. The type of FEMA disaster was not noted. The Borrower advised that there were no property damages.	06/30/2021	06/04/2021	0
1178496596	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The servicer advised the borrower about credit reporting not being able to be corrected, but still disputing November and February saying they were not 30 days late.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2021.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The servicer advised the borrower about credit reporting not being able to be corrected, but still disputing November and February saying they were not 30 days late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
3274614064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8511816444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Spoke with borrower whom requested how to set up auto draft
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8898640656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to advised separating from spouse and asked if a statement can be emailed to the email on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9399630962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower asking for a call wanted to discuss repayment plan  he was on last year and was told he would be charged Late fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/03/2021	0
2523160678	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  On 05/XX/2021 talked to borrower and advised of total amount past due.  Borrower has been playing catch up.  borrower made payment in the amount of $1271.00 and agreed to set up 4 months repayment plan for the next several months
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
6544339213	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
4692605790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  2/XX/2021 - Borrower called in regarding escalation and stated there should not be insurance on the escrow for the year 2020.  Borrower is on a fixed income and will not be able to make the monthly payment.  The agent provided the fad number to send over the proof of documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.  All comments were not provided for the dismissed bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7792623270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Borrower called to make a payment in the amount of $1189.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7710574067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3389479565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called into pay $914.30
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/26/2021	0
5424836192	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  On 11/XX/2020 the borrower called they had received check but were unable to cash - advised borrower we will send an email to department notifying them.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute for account history
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7712221375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The Borrower was advised that the investor is not offering deferment or forbearance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8665998859	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment but did not have checking account information so stated would call back.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6775321090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The authorized third party called the Servicer with questions about the repayment plan and the total amount due. Servicer provided the total amount due and a payment in the amount of $3,099.13 was made to complete the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  POC Claim #8 was noted as filed as part of the bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
8436238196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Servicer agent called to customer and wanted to verify fire coverage, borrower began to provide renewal information and was unable to verify where to send payment.  Then customer promised to fax over the renewal information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/10/2021	0
6764060110	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Borrower called on 05/XX/2021 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2020.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  A motion for relief was filed 11/XX/2020.  The Commentary on 09/XX/2020 states Bankruptcy was confirmed on 06/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Bankruptcy
1435974696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  Outbound call. The borrower inquired about loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 04/XX/2020.  A motion for relief was filed 06/XX/2020.  Prior bankruptcy chapter 13 xx dismissed 01/XX/2019
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
2982242595	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 06/XX/2018.  A prior chapter 13 bankruptcy is notated 07/XX/2017. The prior bankruptcy was filed 07/XX/2012 and dismissed 12/XX/2017 under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
6728246507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8204410800	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
6709747461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is sale.  Foreclosure was closed and billed on 12-28-2017 due to reinstatement.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.  Bankruptcy was dismissed on 7-24-2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	0
1682847568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9695302380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/01/2021	0
2974088588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
2341265586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  5/XX/2020 - Borrower called in and was advised the investor did reply and if the borrower is unable to make a payment a repayment plan for 3-6 months can be set up. The borrower advised a payment will be made on 05/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2019.  The proof of claim was filed 07/XX/2016.  Chapter 13, case # xx, filed 10/XX/2008 and discharged 01/XX/2009.
Chapter 13, case # xx, filed 03/XX/2012 and discharged 03/XX/2012
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/26/2021	0
1187291479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called to inquire about bill statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1615133295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9281983442	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	Bankruptcy
9615467726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The customer is awaiting covid relief funds to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/05/2021	0
7095357374	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  3/XX/2021 - Spoke with borrower and stated mailed two cashier checks priority mail on 02/XX/2021.  Each check was for the amount of $2226.28.  The agent advised funds have not posted.  Borrower 1 is working on and off and does not have a full time job anymore due to Covid.  Borrower 2 is working and the pay goes to utilities at home and should be getting back to fulltime hours within a few months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	60
6149371319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
3170485267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7543437505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The Borrower called on 06/XX/2021 to request Homeowner Insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4972945418	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Draft payment processed  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2016.  A prior bankruptcy was filed on 06/XX/2014 and discharged on 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5682285775	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notation on 07/XX/2019 confirms a borrower dispute regarding the late fee showing the billing statement. Servicer advises to disregard the statement due to the dispute already resolved for the fees. The servicer advises the late charge was already waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.  The proof of claim was filed 12/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
7914271721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in to confirm new payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/10/2021	0
4319661274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  12/XX/2020 - Spoke with the borrower and stated sent in an authorized third party letter.  The agent sent the document to supervisor for further review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2016.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
1210630725	3	[3] Loan is in Foreclosure

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 09/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer discussed death of customer and delinquent payments. The borrower believed the account was on a trial plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2020.  The proof of claim was filed 04/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The custome filed a claim for damages and confirmed plans to make repairs. The claim was classified as monitored, however, 100% inspection pending per notation on 04/XX/20. Comment dated 4/XX/2021 states the repairs have not started.  The damage repair amount is estimated at $10,001.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Foreclosure
2966003966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2021.  Borrower made a payment via ivr
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9274035919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower wanted to make escrow shortage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/21/2021	0
3944632557	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Borrower called in to make a payment and request a fee waiver for representative payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2020.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
9870922867	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower informed payment made online. On 01/XX/2020 borrower called about escrow surplus check dated 10/2019. Associate informed check was reissued for $23380
65 and is ok to deposit and confirmed this arose from an escrow issue with the prior servicer. Borrower stated they took a 2nd job to pay it.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute received from TransUnion was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
9903817211	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Commentary states the borrower called in regarding online access assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2021.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a dispute received regarding the current balance and/or amount past due. The information was updated on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2015.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9717456204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower called in to discuss taxes and payments dated 09/11 and 09/24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9631487916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2017.  Bk-xx file 5/XX/2015 dismissed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/27/2021	0
9592410864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called for explanation off fees on the account requested unapplied funds be applied towards fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1716546732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  10/XX/2020 - Outbound call to the borrower and provided the fax number to send in home owner insurance documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2663125438	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Customer called to inquire of past unpaid post-petition amounts and was advised to contact their attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is sale.  On xx the foreclosure was closed and billed.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  Bankruptcy is delinquent under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	30
6363442948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower received their insurance refund and want it re-applied to their escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9675751146	3	[3] Collection Comments - Incomplete -: Missing 06/01/2021 - 06/30/2021 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2018.  A prior chapter 13 bankruptcy is notated as filed 10/XX/2015 and was dismissed 03/XX/2017. The proof of claim was filed 02/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	60
6028121541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6052149824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower to make a payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
8674188605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Inbound call from borrower who made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
7839740762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
1109041164	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Rep advised the borrower to send in bank statements to prove discrepancy as borrower thinks they are current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	120+
1930500623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Calling in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
8218919509	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  3rd party called in regarding a payment made on 4/XX/2021.  Servicer advised that there was a payment made in the amount of $798.56.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The Servicer noted that the Borrower was disputing the consumer information and believes that the account was not theirs. On 10/XX/2019 the Servicer reviewed the loan documents and confirmed that the Borrower is correct and noted that the account information was accurate as of the date reported.  The Borrower received a formal response on 1/XX/2020 from a previous credit reporting dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5697462379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2561992240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Borrower called in to inquire the account is showing as past due and inquire about payments. Borrower is advised they will need to send a self authorization to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
2857946262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The customer called to make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
7723022509	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Bankruptcy on file	06/30/2021	06/07/2021	0
8541066896	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  The borrower called stated payment was issued on 09/XX/20 damage as a result of the storm. Siding and center pole on back patio would like to have home inspected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2019.  The proof of claim was filed 09/XX/2016.  A bankruptcy was previously filed on 04/XX/2011 and dismissed on 03/XX/2014. Another case was filed on 08/XX/2015 and dismissed on 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated on 09/XX/2020 the siding and center pole for the back patio was damaged due to Hurricane Laura. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane Laura (xx) noted on 09/XX/2020.	06/30/2021	08/03/2021	30
1227212381	3	[3] There are indications of fraud on the loan. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Borrower called on 05/XX/2021 to confirm payment was scheduled.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2021.  The dispute type is Written and the reason is Identity fraud dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The Commentary on 04/XX/2021 states identity fraud dispute. The issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2020.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2020 and there is no evidence of reaffirmation.  The Commentary on 05/XX/2020 states Bankruptcy was discharged on 04/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
7181620674	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2016.  A transfer of claim was filed 06/XX/2017. A prior bankruptcy was notated on 06/XX/2017 as filed 02/XX/2016. Prior case was closed 05/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
5340884643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Commentary states the borrower called in to request a copy of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
5318901818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  On 12/XX/2020 the call was in reference to Homeowner insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8432552682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called in regarding the payment made 03/XX/2021. Borrower advised the 03/XX/2021 payment was meant to be cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7384870632	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The customer requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5429337925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  The borrower called in the to ask why the client was not credit reporting and discuss late charges from the billing account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8532452401	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
8288995198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The customer requested late fees waived and was under the impression the account was on a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1037661812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8035186553	2	[2] Property is located in a FEMA disaster area. [2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called to inquire about account status and was advised to contact assigned account specialist
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  The borrower disputes current account status; payment history and payment rating; a review was conducted and no further information available
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.  A motion for relief was filed 08/XX/2015.  Automatic stay of action 04/XX/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments dated 02/XX/2021, there is evidence of property located in a FEMA declared disaster area; however, no damages were reported	06/30/2021	06/04/2021	0
1404253724	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	Bankruptcy
9030142992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9166379534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The Borrower called to make a payment, and the pay by phone fee was waived as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7742359450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower called in, advised to sign modification documents or it would be declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
9201965634	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The authorized attorney office called for monthly statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Bankruptcy
9638038842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower was advised by rep that account paid ahead through 4/XX/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.  Bankruptcy closed 12/XX/2020
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
4829477577	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
2291352340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Outbound call. The borrower promised to make a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/26/2021	0
8748285797	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 11/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower confirmed the wire receipt, was advised in process. The borrower was advised the next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 02/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Foreclosure
3833202778	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  11/XX/2020 - Spoke with the borrower and stated the original claim was from the year of 2012 and doesn't have the insurance estimate.  The borrower stated the repairs were paid out of pocket and just wants to be refunded.  The agent will contact the insurance company to get a copy of the insurance estimate.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute for credit reporting, the paid to date was changed from 01/XX/2021 to 11/XX/2020 per bankruptcy request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5797356124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  Borrower called to verify payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7033621613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
3985349461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Attorney calling in to update the borrower's mailing address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3449843777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
8581170344	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower made a payment via ivr
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
8095358400	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  The borrower called to verify payment posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage from 6/XX/2017.  As of 6/XX/2021 still pending endorsed check from borrower.  Borrower will not return phone calls from the Loss Draft dept.  Servicer has all the papers but no endorsed check.  The damage repair amount is estimated at $16,876.95.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
2098641786	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Third party called in to request 1098 for 2020.  The agent submitted the request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed consumer information.  The servicer confirmed and pulled the note and confirmed the consumer.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Bankruptcy was closed in error and re-opened 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Bankruptcy
6115035498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Spoke with borrower, advised couldn't locate bank payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7659185624	2	[2] Currently Delinquent Mortgage

[2] Loan is in Bankruptcy

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Authorized third party Richard Sigmater Law Firm called to get status of funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Comment dated 6/XX/2018 states the BK was dismissed. Comment dated 8/XX/2018 states the BK was reinstated 7/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim for damage that occurred 9/XX/2017. The claim amount was $74,921.20. The first draw was sent to the contractor on 4/XX/2021. Repairs are not complete.  The damage repair amount is estimated at $75,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	Bankruptcy
6411413753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower gave disclosure, transferred call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
9374070822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower called for options reviewed account for 4 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
7654992239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  6/XX/2021 - Spoke with the borrower and wants to pay the June bill payment in the amount of $1339.39.  The agent informed of the payment by phone fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
9287876161	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	Bankruptcy
3658426893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower spoke with the Servicer on 9/XX/2020 to check on the total amount due.  Servicer provided a small balance for the August payment and the September payment amounts and Borrower said that they would mail the payment in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2017.  Servicer comments on 7/XX/2019 indicated that there was a previously filed bankruptcy which was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3724860336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2018.  The proof of claim was filed 01/XX/2018.  A prior bankruptcy is notated as filed on 04/XX/2014 and dismissed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3706939574	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
1821071699	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.  Prior Chapter 7 BK filed 10/XX/2015 discharged 3/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated 3/XX/2021 states the inspection resulted in 45% completion.  The damage repair amount is estimated at $3,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
8628639410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower called discussed payment amount and next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5911519392	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  6/XX/2020 - Authorized third party called in and recently did loan modification and stated paid the amount of $2106.23 in June then noticed the amount owed now id $1981.80.  The agent advised the caller the funds are being held due to pending modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2021.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed date of last payment.  Pulled note and confirmed the details and updated the system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
6158398035	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  4/XX/2021 - Borrower made a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
8112752476	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Inbound call from borrower stating that they were getting calls from someone stating that they were from BSI and the agent advised that they were not trying to reach them
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	Bankruptcy
6674539899	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on 06/XX/2021 and there is no evidence of reaffirmation.  The bankruptcy case is pending closure per notes dated 07/XX/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
8213568891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Called to get an update on Forbearance plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
1265155865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  Borrower called in to get update on escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
1541861765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  The loan new loan modification and terms were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1328651355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Commentary states the borrower called in to confirm the escrow check was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2020 and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6647966370	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Associate returned a request for a call from borrower on 06/XX/2021 and payment was scheduled. On 05/XX/201 borrower inquired as to how to set up ACH. Comment dated 04/XX/2021 borrower called stating they received to letter to call servicer and was informed it was not from servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 02/XX/2017.  Response to notiice of final cure filed as agreed on 05/XX/2021. Chapter 7 case xx filed 10/XX/2007 was discharged 02/XX/2008 filed by borrower 2.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
1605389990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4023355048	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Borrower called and stated the account was locked and requested help to unlock and reset the password.  Borrower also requested a ACH form to be mailed out to her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is sale.  Foreclosure is closed.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2019.  The bankruptcy was dismissed on 8-6-2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/12/2021	30
1703821045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower made a payment via iv
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9822261157	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 02/XX/2016.  The first legal was completed 04/XX/2016.  Service was completed 05/XX/2016.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2016.  Transfer of claim filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
1562970313	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Authorized third party (ATP) called stating contractor is going to put lien if they do not get check. Associate informed them of the draw approved and will be mailed in 3 days and to allow delivery to the property address. ATP then became irate and yelling due to the name on the check, stating this is their home and they will forge the borrowers' name. On 04/XX/2020 ATP stated they are on the deed as borrower relinquished the property to them and they are in an active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2016.  Transfer of claim filed 06/XX/2017. Prior case filed 04/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Water damage for DOL 04/XX/2020 with claim amount of $12134.94 classified as a monitored claim. Roof repair cited as being completed on 07/XX/2020.	06/30/2021	06/07/2021	Bankruptcy
9530254325	3	[3] Collection Comments - Incomplete -: Missing 05/22/2021 - 06/30/2021	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  On 04/XX/2020 called and talked with borrower.  The borrower was on a repayment plan and finished in March 2020.  Reviewed payment history and discussed next due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4715711298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called stated sending proof of payment that 01/2021 payment drafted three times and was advised to put to attention of cashiering, On 02/XX/2021 borrower called about recent escrow payment and was advised paid on 02/XX/2021 and borrower inquired about additional principal payments, wanting to add $100 to every biweekly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
2716969498	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called in to go over payment history. Advised verbal dispute submitted.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2021.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Verbal dispute submitted but call was dropped
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
8430526054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in to advise would be paying online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is judgment.  Loan reinstated foreclosure closed
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
7765177791	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
5862271573	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 12/XX/2016.  6/XX/2017 BK pacer extract update 16-09309 closing order granting motion to close case 20170623 28.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
4384413614	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  3rd party authorized called to inquire about insurance claim
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 07/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
6267938056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4958973205	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower confirmed their most recent payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2021.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  Received dispute from xx Consumer Disputes -consumer states that the late payment is February 24, 2021
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/01/2021	0
7787503181	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Bankruptcy
6148434691	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
2901850274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower called in loan is set up for repayment plan, haven't received paycheck from work will be mailing a payment on 3/XX/2021 for 2/XX/2021 payment in the amount of $1,099.95
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	60
7358246337	3	[3] Current Bankruptcy - no relief granted [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2016.  A motion for relief was filed 07/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
5151214718	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
4677266675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The borrower stated they do  not need anymore assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2021 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7633363652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The customer called to request the online password and a breakdown on the property inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6746086515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in regarding payments receive, advised payments showing in history if accounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
5281835311	2	[2] Loan is in Bankruptcy [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  Borrower called to find out status of next disbursement check and was informed one sent on 12/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2018.  Prior case xx was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Pending 100% inspection. Comment dated 02/XX/2021 cites a letter received regarding the status of repairs being stopped due to death in family and COVID. Inspection results are 95% and still needs another coat on ceiling.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
2286258467	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower made a payment via IVR system.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2020.  The dispute type is Written and the reason is Special Comment Code and/or Narrative Remarks.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  No evidence a response was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9364035581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  On 11/XX/2020, the borrower called to find out why the payment was deemed short and was told it had to do with the taxes. Borrower advised they were tax exempt and were told to forward proof. On 8/XX/2020, an authorized third party called in for the status of the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7994395743	3	[3] Collection Comments - Incomplete -: Missing 05/28/2021 - , - 06/30/2021	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  On 01/XX/2021 talked to borrower they are upset loan is delinquent.  Explained payments received for November and December were short - borrower was unaware
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5690869580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Spoke with authorized third party and payment was made in the amount of $1038.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
2770338839	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 6/XX/2021, an inbound call from borrower  was received. The borrower was returning a call from SPOC and the agent stated to excuse the call since they already spoke. On 10/XX/2020, the borrower wanted a call back regarding why the modification documents were sent to their attorney instead of to the borrower directly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2021.  CH 13 BK xx filed 8/XX/14. Dismissed 5/XX/17.MFR Granted 3/XX/17.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	Bankruptcy
9997157756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower calling about Foreclosure that occurred in 2009 that wants removed from the title.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7404702042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
8497216986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Servicer spoke with Borrower on 7/XX/2021 and Borrower made a payment in the amount of $647.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3172133865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower made a payment via ivr
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1754481847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called with website issues regarding making payments and was informed to add bank account and a nickname and borrower was able to make the payment. On 020/XX/2021 associate contacted borrower informing no correction would be done on their request. Borrower stated they were unaware of payment increase which it why if reflected as not paid. Borrower called inquiring on payment increase as they did not receive  escrow analysis and requested research of the past unapplied funds that caused being late and feels not fair. Comment dated 1/XX/2020 associate contacted borrower who requested negative credit reporting be removed. On 05/XX/2020 borrower signed up for EStatements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/05/2021	0
5739787375	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Borrower called asking to speak with their account manager regarding payment change and was informed they would call back.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  On 10/XX/2020 the servicer received a written credit dispute. Activity on the matter was noted on 11/XX/2020, 11/XX/2020, 11/XX/2020, 12/XX/2020, 12/XX/2020, and on 12/XX/2020, when the he information was last updated. The dispute appears resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2021 and there is no evidence of reaffirmation.  Former chapter 13, xx filed 4/XX/2013 and discharged on 4/XX/2018. Comment dated 06/XX/2018 cites a crammed down effective 04/XX/2014  for $58,147.20.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Request to waive late fee balance as borrower has been on a court ordered repayment plan with all payments made on time as cited on 12/XX/2020.	06/30/2021	06/01/2021	0
7251951728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2022.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  Borrower inquired how to continue to make payments while bankruptcy is closing out. Associate informed borrower to continue making payments to servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9015669592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  The customer confirmed no damages to the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7872753556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower scheduled payment. On 04/XX/2020 associate informed borrower of the total amount due. Borrower stated there was a mix up on how much the monthly payments were. Associate contacted borrower on 08/XX/2020 regarding payment being returned unable to locate and borrower scheduled payment. Comment dated 10/XX/2019 associate contacted borrower regarding the modification documents and borrower informed they just sent out the package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.  Case terminated and closed on 05/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9484732101	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  On 3/XX/2021, the commentary states the authorized third party called in regarding the servicer's last communication with the contractor. The agent advised it was in December 2020, and the caller asked they contact the contractor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2018.  The proof of claim was filed 05/XX/2018.  Prior chapter 13 bankruptcy filed 4/XX/2016, 16-50556, dismissed 10/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim for property damage incurred on 8/XX/2020 from Hurricane Laura for roof damage was closed on 3/XX/2021 after all funds were disbursed.	06/30/2021	08/03/2021	30
2328831133	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  Customer called in to verify the receipt of a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
1107175778	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The Borrower made a payment, and requested a credit correction due to not being able to pay on the web.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The Borrower requested a credit correction as they were having issues making payments online; however, the Borrower did not alert the servicer of the issues.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9968587788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called requesting a credit review as the principal balance went up. On 05/XX/2021 borrower inquired on payment they made on the website. Associate informed borrower takes 24 hours to show and should be updated this evening. Authorized third party called to confirm receipt of modification agreement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2016.  Transfer of claim filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
7237965922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called stating they did not receive a billing statement and wanted to schedule payment. Associate scheduled payment for borrower, verified new mailing address and resent the billing statement. On 04/XX/2020 associate returned borrower call informing due for 05/XX/2020 and no late charges on account as they were waived on 03/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.  Transfer of claim filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7655398880	3	[3] Collection Comments - Incomplete -: Missing 06/01/2021 - 06/30/2021 [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower scheduled payment. On 05/XX/2021 borrower stated they are disputing the amount due and payment history sent to borrower. Comment dated 01/XX/2021 associate informed borrower there was no payment received in August and payment in November was returned due to incorrect account or routing information. Associate explained to borrower how the annual escrow breakdown works and monthly payments for the modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute from TransUnion resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.  Case xx was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	30
5225397530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2012.  Transfer of claim filed 09/XX/2017. A chapter 11 case xx did not include this property.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5097839668	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2016.  Case filed 10/XX/2012 was dismissed 12/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	Bankruptcy
6577445852	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Called the borrower advised modification documents time sensitive borrower will email 24-48 hours.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is NOS/sale pub.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
2872720462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  On 2/XX/2021 the agent called for payment and was advised unapplied funds were supposed to be applied to the January payment. The agent placed a request to have the money applied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2010.  A motion for relief was filed 10/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3480009243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower called stated in bankruptcy not sure why account is behind been making payment since July. Agent advised the borrower why their behind borrower stated will make payment but wants 20.00  fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3190976653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called in advised office was closed to review loss mit documents would like to speak with specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
7486390912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1339921179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7493245124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower called regarding late charge on the account advised funds in unapplied to apply did not put cit. Borrower stated will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
8767104270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The borrower called to see why payment was returned advised check returned for nsf.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
7347847581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Spoke with borrower in regards switching insurance carrier
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
7588345850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3979908764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  On 9/XX/2020 the Servicer spoke with the Borrower who advised that they were having issues with printing the billing statement and requested that the bill be mailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2123960937	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower called discussed late payment borrower requesting mod to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	60
8318188832	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The authorized third party called to inquire about  loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2019.  Evidentiary hearing cited on 06/XX/2021. Bankruptcies filed 09/XX/14, 04/XX/2016, 11/XX/2018 and 03/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
4225895345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9779359594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6135707029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  Borrower called and was advised they would need authorization from their attorney and borrower stated that should be dismissed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2010.  Case closed 02/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
6605891631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  The borrower called stated has been making on time payments for 16 months not sure why account is behind call transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3864769350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  Inbound call from borrower to request having funds applied to unapplied funds
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4113309207	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower scheduled payment. Comment dated 04/XX/2020 associate contacted borrower, who stated to draft the repayment plan and email the agreement. On 04/XX/2021 borrower disputing about their bankruptcy payments and will confirm the debt and once confirmed will call back to be set up on a 6 month repayment plan to get back on track.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2016.  Case terminated on 07/XX/2020. Notice of final cure filed 05/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	60
6077315784	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 04/XX/2014.  The first legal was completed 06/XX/2014.  Service was completed 06/XX/2014.  Judgment was entered 07/XX/2014.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2016.  Case pending termination. Cases filed on 10/XX/2014 dismissed 12/XX/2014 and 10/XX/2015 dismissed 12/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Foreclosure
3484750159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called to obtain account number to set up their online account. On 05/XX/2021 borrower inquired if their payment processed over the weekend. and was informed account does not show a payment posted and borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
2825918757	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in to see if check was cashed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
8411361173	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Borrower called and associate inquired if they received the loss mitigation package. Borrower stated they do not know as the mail is going to the property address and inquired if the mailing address can be changed so that they are aware of what is going on, as the mail is going to someone who is not responsible for the payments. Comment dated 05/XX/2020 borrower dated ex spouse ids living in the home and they are self employed and has been working off and on due to COVID19 and was informed they would need to apply for all options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute received from EquiFax disputing date opened, date of last payment resolved. TransUnion dispute on 02/XX/2021, EquiFax on 12/XX/2020
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7412489998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower spoke with servicer to give p o box address, so that the fire policy documents could be received by customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2020 and there is no evidence of reaffirmation.  Bankruptcy discharged  on xx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/30/2021	0
4391258705	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.  Per 10/XX/2020, an Order Withdrawing Amended Motion to Hold Nationstar Mortgage in Contempt was granted on 10/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
2035732659	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	Bankruptcy
9349441800	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called regarding status letter they received and a check has been and has been waiting for the return of claim check. Associate informed additional documents are needed. Comment dated 08/XX/2020 borrower requested extension to sign the modification documents as the ex spouse quit claimed the deed and property awarded to borrower 2 in divorce.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 1/XX/2021 a written dispute was received from Experian with the ex-spouse stating not liable for the account and individual disputing was removed as they did not sign the modification. On 12/XX/2020 the borrower called to dispute the ex-spouse still being reported to the credit bureaus as being on the loan although a modification was completed on 8/XX/2020 to remove the ex-spouse.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2018.  The proof of claim was filed 06/XX/2017.  Prior case filed 10/XX/2016 dismissed 11/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment dated 6/XX/2021 reflect that the servicer needs the paperwork returned regarding the insurance claim in order to issue the first draw for repairs. Comment dated 05/XX/2021 claim check has been deposited and claim monitored due to status of loan at time of loss. Comment on 6/XX/2020 indicate an insurance claim for date of loss 4/XX/2020 due to water damage. The first insurance check was received by the servicer on 6/XX/2020 and the second one on 6/XX/2020.  The damage repair amount is estimated at $10,598.65.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3509310784	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower scheduled the April & May payment. On 04/XX/2021 borrower dispute why loan is still showing delinquent. Associate informed borrower they were set up on a 121 trial plan and the final payment was not received until 11/XX/2020 which showed the loan due for 3 payments after the modification agreement was drafted and borrower stated they would call back as they are at work. Borrower called back wanting to speak with supervisor who informed borrower of the months payments were missed and borrower scheduled payment and stated they would make 2 payments until current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
4688385274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2022.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5268373552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower called in advised what's owed for March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4703627626	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to inquire the loan information. Borrower is advised they will need to have their counsel inquire any information or an attorney authorization is needed to provide loan information to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The bankruptcy was dismissed on 04/XX/2020.  Notation on 04/XX/2020 indicates the bankruptcy case was discharged on 04/XX/2020 for case number XX-XXXXX. Notation on 10/XX/2019 indicates a prior chapter 13 bankruptcy that was discharged 07/XX/2019 and closed 10/XX/2019 under case number XX-XXXXX. Another prior chapter 13 bankruptcy is notated 10/XX/2019 as a chapter 13 case that was discharged under case number XX-XXXXX.  Another prior chapter 13 bankruptcy was notated 06/XX/2017 which was filed 11/XX/2016 under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
3841773235	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The authorized third party called in regarding new loss and agent advised to send in the claim check and insurance estimate to be processed for endorse and release.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim was filed for cause of loss wind / hail on date of loss 05/XX/2020 and is classified as endorse and release and final inspection not required. Comment on 03/XX/2021 reflects the claim check was received 03/XX/2021 in amount of $19,884.41 as well as insurance estimate. The deductible is $1000.00 and depreciation is $4006.80 and loss amount is $15,877.61. The claim check was endorsed and mailed to borrower 03/XX/2021 via 2 day air and claim was closed. No evidence repairs made.  The damage repair amount is estimated at $15,877.61.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7505090034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  On 08/XX/2020 talked to borrower who stated they are making September's payment - advised account is due for July and August.  Advised borrower would take payment but not enough to post for the July payment that the account was showing due for and would go to unapplied funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6123297013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  The borrower discussed loss mitigation options and inquired about deferment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
8024340129	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower called in 06/XX/2021 to inquire about their payments. Borrower is advised counsel authorization is needed due to the bankruptcy status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2017.  A prior bankruptcy is notated as filed on 01/XX/2013 and was dismissed 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	Bankruptcy
1354221384	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
2472329915	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called in to verify total amount due and was advised still need March payment plus late fee. Borrower stated will make the payment and bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  Unable to verify date POC was filed however, comment on 06/XX/2018 reflects that there were no arrears included in the POC and also reflects relief was granted 12/XX/2016 but unable to verify date MFR was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/XX/2020 reflects that the property is located in a FEMA disaster area due to Californian wildfires xx. No damage reported.	06/30/2021	08/03/2021	0
4790118159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The customer made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
3606063705	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid

[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  The servicer called and spoke with borrower to see if ready for inspection. The borrower stated that the roof has been completed but the interior work has not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2021 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2016.  Comment on 05/XX/2021 reflects bankruptcy was discharged 05/XX/2021 and is pending case termination. As of ending comments on 06/XX/2021 no evidence case has been terminated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim filed for cause of loss wind/hail on date of loss 08/XX/2019. The claim check was mailed to borrower 04/XX/2020 as claim is under $10,000.00 and is a non monitored claim. Comment on 09/XX/2020 borrower stated that the roof repairs have been completed but the interior work has not. Comment on 10/XX/2020 reflects pending roof inspection. No evidence roof inspection received or repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
6553204150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3701974693	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called in for online account assistance and the agent unlocked account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates No information servicer responded to outstanding dispute in writing.  Borrower disputing current balance and or amount past due. The servicer reviewed account and noted that the disputed information is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comments reflects a discharged bankruptcy but the details of the bankruptcy not located in comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance claim filed for cause of loss tornado on date of loss 03/XX/2020. On 03/XX/2020 draw check in amount of $14,367.87 was mailed to borrower. On 04/XX/2020 draw check in amount of $17,811.45 mailed to borrower via regular mail. Comment dated 06/XX/2020 reflects insurance claim filed for cause of loss wind on date of loss 01/XX/2020 and claim is in amount of $1455.35 and deductible is $1000.00 and depreciation is $143.59 and loss amount is $311.76. Comment on 06/XX/2020 reflects insurance claim filed for cause of loss wind on date of loss 06/XX/2020 and claim was for $21,479.50 and deductible is $1000.00 and depreciation is $5188.60 and loss amount is $15,290.90. There is no evidence of funds being released for the claims with date of losses 01/XX/2020 and 06/XX/2020. The servicer has been attempting to reach borrower since 11/2020 for claim status.  The damage repair amount is estimated at $47,781.98.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1700729211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower called in to ensure their payment was applied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2018.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5078033291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  On 12/XX/2020 the account was discussed with the Borrower and Borrower was advised escrow check was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2020.  The Commentary on 04/XX/2020 states Bankruptcy was dismissed on  04/XX/2020. There were no other information located on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/31/2021	0
8066623768	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	Bankruptcy
2059087271	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  The borrower called in and gave verbal permission to speak with spouse. The authorized third party stated default due to borrower is out of work since 03/XX/2020 and did not receive unemployment check until end of April. The agent advised to sent in hardship letter and proof of unemployment. Authorized party made payment in amount of $800.00 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The earliest notation of the claim is on 02/XX/2018 when the borrower advised of the hail damage claim they had filed and how the service transfer impacts the claim. The servicer advises of the loss draft process and needed documents to progress the claim. Third party advises on 09/XX/2018 they haven't found a contactor to complete the repairs. The insurance company confirms an insurance claim was filed per notation 02/XX/2019. The insurance company provides the adjuster's report. Authorized third party called 07/XX/2019 to inquire if they could still send their claim check they received for about $13,000. Servicer advises if the check is still active, the claim can still be progressed. Authorized third party called in 12/XX/2019 to inquire the needed documents to progress the insurance claim. The authorized third party called 03/XX/2020 to request a new loss draft packet. The claim is opened 06/XX/2020 for wind damage. The date of loss is notated as 05/XX/2014. The borrower was advised with a voicemail of the needed documents for the claim 09/XX/2020. Notation on 04/XX/2021 confirms no documents were ever received for the claim. The claim check and other relevant contactor documents were never received. The servicer closed the claim process 05/XX/2021 due to no borrower contact.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
5966790139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower contacted and made a promise to pay on May 15 and on the 31 both payments were made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on 02/XX/2016.  The next projected foreclosure step is sale.  Foreclosure was closed and billed on 4-16-2021.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2018.  Bankruptcy was dismissed on 3-8-2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
4258276533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The borrower called wants to start receiving billing statements via email account updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6006092626	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2020.  On 07/XX/2020 the borrower called stating they had gotten locked out of their account - helped borrower with account access
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  dispute regarding current balance from credit reporting agency
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
1688511177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2020.  The borrower stated was advised in December that the account was current and due for March and a payment was not needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
6065553559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  A payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4567187483	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2024.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Bankruptcy is active- customer has made large sum payments and now loan is paid ahead, no indication of payments being applied to principle and loan is paid ahead up until 4-15-2024.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/18/2021	Bankruptcy
3581195190	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2020.  The borrower was advised due to 6/XX/20 after adjustments were made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
4897588610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in made a payment in amount of $2922.70.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.  Comment on 07/XX/2018 reflects that the bankruptcy case was terminated 07/XX/2018 and case was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6054358379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower wanted to know when the next payment is due and the amount. The servicer provided borrower with the payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2824172592	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The Borrower called on 04/XX/2021 in reference to status of account and was advised of payment due. Borrower stated payment was made and there is proof of payment. Borrower also request payment history.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2020 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2016.  The Commentary on 04/XX/2021 states Bankruptcy was discharged on 12/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The Commentary on 04/XX/2021 states Borrower is deceased. There is a remaining Borrower on the account.	06/30/2021	06/03/2021	0
1692704629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called to find out monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5665235886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4616723738	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower requested the inspection, was advised pending inspection results.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	60
8489511827	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  The borrower called in and stated hasn't received the interest statement. Also stated will complete the bankruptcy in 2 months and wanted the amount owed. The agent emailed the statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2020.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 6-8-2020: The borrower disputed the consumer information reported. Account information accurate as of the date reported.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  Proof of claim filed date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
6445400218	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The Borrower called on 01/XX/2021 in reference to insurance claim status and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim funds received 02/XX/2021 for hurricane damage date of loss 10/XX/2020 in amount of $10,193.43. Claim check was endorsed and released. Unable to determine if repairs are complete.  The damage repair amount is estimated at $10,193.43.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The Commentary on 02/XX/2021 states claim funds were released in reference to property damages.	06/30/2021	06/07/2021	0
1163530537	3	[3] Collection Comments - Incomplete -: Missing 05/27/2021 - 06/30/2021	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1720355523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2943808884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Spoke with borrower in regards to mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/01/2021	0
9730393070	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  The borrower called in and stated can pay $9000.00 today and $2000.00 a month until account is current and agent advised will need to go back to investor. Borrower stated does not want to lose home and stated work was affected by covid but is now back on track and ready to start making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 11/XX/2020.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  The next projected foreclosure step is first legal/NOD.  Foreclosure placed on loss mitigation hold on 03/XX/2021 for approved repayment plan. No evidence hold has been lifted or foreclosure closed and billed.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Foreclosure
6981052881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/05/2021	0
5362503923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2016.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	0
6065071956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/05/2021	0
1344438321	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
4974270784	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Servicer called Borrower on 3/XX/2020 and Borrower made a payment in the amount of $2,461.82. Borrower advised that they did occupy the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 12/XX/2019 per notes dated 01/XX/2020.  All claim funds totaling $9,709.43 was endorsed and released on 02/XX/2020.  The contractor’s estimate was updated to $11,294.51 on 02/XX/2020.  The details of the damage and the status of the repairs were not indicated.  The damage repair amount is estimated at $11,294.51.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5465567906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  The borrower called refinance the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4114477434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7873127091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called to inquire about loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 10/XX/2019.  The proof of claim was filed 07/XX/2015.  A motion for relief was filed 10/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
2547680680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  On 02/XX/2021 Borrower stated a double payment was made and was advised the 2nd payment will be cancelled.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2020.  Unable to determine the dispute type and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The Commentary on 03/XX/2020 states Bankruptcy payment dispute. The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2017.  The Commentary on 04/XX/2020 states Bankruptcy was discharged on 01/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
7806741779	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  3/XX/2021 - Borrower called in to make a payment in the amount of $1163.82.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Borrower disputs payments marked in red and stated the payments were made on time.  There is no indication if the dipsute was overturned.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2018.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
3564030246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower was contacted to explain the self authorization needed to provide a payment history due to the discharged bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  A prior bankruptcy is notated as filed 11/XX/2015 and was granted relief on 03/XX/2017. This bankruptcy was filed under case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9626316200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Draft payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5796988411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called to make a payment in the amount of $1104.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4443593055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called regards to principal and interest, escrow and homeowner's insurance. The borrower advised will send in escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7035005622	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  A payment was made.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicate an ACDV was processed on 4/XX/2021.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2019.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
2298720089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7420533916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower made a one time draft payment in the amount of $2938.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
8002511541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called as having issues on the website, the account was unlocked and borrower able to log back in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8804410190	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called to confirm receipt of attorney consent to release billing statements. Borrower advised attorney consent had not been received and was provided with agents direct email address..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
5392372084	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower called in and inquired about what to do regarding covid and the agent advised that they do not have attorney authorization on file and not able to discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2015.  The bankruptcy was discharged 11/XX/2020 and case terminated 11/XX/2020 and case closed 12/XX/2020. . Prior bankruptcy 13 filed 04/XX/2014 was dismissed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
4530942524	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called advising taxes are unpaid and received a notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7658575016	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	Bankruptcy
6840019301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower authorized a payment in the amount of $3570.06
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
4458688270	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  On 3/XX/2021 the Servicer spoke with the Borrower and Borrower wanted to verify that the insurance had been paid.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2020.  The dispute type is Written and the reason is Identity Fraud.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The Servicer received a dispute regarding identity fraud on 5/XX/2020.  The Servicer verified through the note and loan application confirmed Borrower's information. Servicer noted that disputed information was accurate and the matter was closed. There has been no further communication from Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
5359001776	3	[3] Loan is in Foreclosure	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 08/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called to inquire about a loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2020.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2021.  The proof of claim was filed 04/XX/2020.  Prior bankruptcy chapter 7 case 1823538  03/XX/2019; chapter 13 case 1820993 dismised; bk 13 case 1436264 discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	Foreclosure
2125629667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4379182729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  Borrower made a payment in the amount of $1,422.99.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.  Prior bankruptcy noted with case number XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4316127109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called in to update the new bank account information and setup ACH on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2017.  A motion for relief was filed 10/XX/2017.  Bankruptcy is closed on xx.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
9367018654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3309956184	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	90
8080013122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The Borrower called in regarding the account status and a letter received stating they were 2 payments past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8129643669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  The borrower called on 09/XX/2020 requesting to have the late fee waived. The borrower advised the they mailed the payment on 09/XX/2020. The servicer stated it was a 15 day grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9673158593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Inbound call from borrower inquiring about pandemic assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2405844996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9673886386	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  An agreed order was entered on 05/XX/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	05/25/2021	Bankruptcy
4801760522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower called to inquire about escrow analysis
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
1742854068	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Active bankrupty
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
4353495057	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Commentary states the borrower called in to inquire about insurance payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2021.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a credit dispute regarding the bankruptcy on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2016.  The proof of claim was filed 06/XX/2016.  Dismissed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
5941937707	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The Borrower called in regarding a past due notice, and a request for the single point of contact to call the customer back was placed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	30
8479577789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Borrower calling to inquire about the Insurance on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7005867089	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized Third Party called on 12/XX/2019 in reference to returned payment and was advised will receive a return call from Single Point of Contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  The Commentary on 04/XX/2021 states Bankruptcy plan was confirmed on 10/XX/2018. There were no other information located in reference to the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	Bankruptcy
5365901504	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2015.  Comment dated 06/XX/2021 reflects that the bankruptcy was discharged 08/XX/2020 and hearing on notice of final cure set for 06/XX/2021. The bankruptcy case has not been closed as of ending comments on 06/XX/2021. The transfer of claim was filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
1021728155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower made a payment via ivr
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5133960223	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in and stated unaware of loan being past due  and agreed to a 3month repayment plan that begin on 5-1-2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is sale.  Foreclosure was closed and billed  due to reinstatement on 10-29-2019.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	30
3642232336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  Borrower informed us income fluctuates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5374944943	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Servicer spoke with Borrower on 5/XX/2021 regarding the payment. Borrower advised that they had mailed a $2,000.00 payment to bring the account current and requested a statement. On 6/XX/2021 the Servicer noted receipt of the $2,000.00 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2016.  A motion for relief was filed 02/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 5/XX/2021 the Borrower requested a payoff with a good through date of 6/XX/2021.	06/30/2021	06/07/2021	30
9693529411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Outbound call. The borrower was informed that funds placed in unapplied are not sufficient to reinstate the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/05/2021	0
3451355945	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called and made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2021.  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower  made stop payment and then made a payment over the phone for December. Due to credit got affected, would like to have that removed as payment was on time.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Bankruptcy
8365311531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  Customer calling to inquire about the escrow refund check
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
5520307992	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower scheduled a payment in the amount of $1276.59. The borrower also requested ACG  form to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Commentary dated 11/XX/2020 stated that Endorse and Release of funds is pending claim check and valid insurance estimate. As of 6/XX/2021 still pending claim check and valid insurance estimate.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
5538680977	3	[3] Current Bankruptcy - no relief granted [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Spoke with the borrower and made a payment in the amount of $ 1094.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2021.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  A motion for relief was filed 04/XX/2021.  Active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	Bankruptcy
9015759986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
1476739090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The borrower called asked for complete payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
8310837767	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  5/XX/2021 - Spoke with the borrower and the property is a rental.  The borrower made a payment in the amount of $1953.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2021.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Bankruptcy is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	Bankruptcy
2625442906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  Borrower called in to see if we received papers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3784345809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2020.  The borrower called to inquire about bill statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2018.  The proof of claim was filed 09/XX/2017.  Prior bankruptcy 05/XX/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
9362616888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2020.  The Borrower called in regarding an error when trying to make a payment, the Borrower was advised they are set up on automatic payments and the next payment would draft on 8/XX/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4484657085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  The borrower called advised default made payment to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7807504962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2021.  Collection call to borrower. Borrower stated that they would make the payment once they are off work
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8310706567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The Borrower called in to confirm the October payment was made. The Borrower also requested to remove escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7862502025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower scheduled a payment in the amo9unt of $1613.36
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
8785904486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2020.  9/XX/2020 - Borrower called in regarding fees on the account. The agent stated the fees should have been dismissed through the discharged bankruptcy as of 12/2019.  The agent submitted an email to the bankruptcy department for further review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
3636635135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 Borrower was confirmed May payment was received and is now due to June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2019.  The Commentary on 07/XX/2019 states Bankruptcy was dismissed on 07/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
2562294156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The borrower called wanted all funds unapplied funds moved to unpaid principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3632051945	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called Servicer on 5/XX/2021 to request assistance in unlocking the online account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2021.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 1/XX/2021 the Borrower inquired about a credit score drop and a late reported payment.  Servicer responded on 2/XX/2021 and noted that a payment had not been missed. The inquiry has been closed with no further contact from Borrower regarding this matter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2019.  The proof of claim was filed 11/XX/2015.  A motion for relief was filed 06/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
4452257554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  The borrower called advised of third party authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5037860301	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  On 05/XX/2021 talked to borrower and explained payment is currently pending.  borrower promises to make another payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	30
5887866513	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  11/XX/2019 - Spoke with the agent from the bankruptcy department.  Agent requested to update the mailing address for the bankruptcy attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2016.  Active bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	Bankruptcy
5593028982	2	[2] Property is located in a FEMA disaster area. [2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2021.  On 1/XX/2021 the Borrower called the Servicer to speak with their SPOC regarding account assistance.  The Servicer advised that the SPOC was unavailable and transferred to the voicemail.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2021.  The dispute type is Written and the reason is Disputed Bankruptcy.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Borrower is disputing the account being placed into bankruptcy. Servicer has responded on 4/XX/2021 after numerous other dispute notation but the commentary indicates the account is still disputed on 5/XX/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.  A motion for relief was filed 07/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The commentary on 2/XX/2021 indicates that the property was located in a FEMA disaster zone, xx Texas Storms. There was no property damage noted.	06/30/2021	06/07/2021	0
1133968623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  The borrower called in to make a payment and scheduled recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
5729234623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to inquire why payment is not showing on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2775072921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2020.  The Borrower called on 12/XX/2020 in reference to payment confirmation and was advised December payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
4022439786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2021.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7168566292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Third party called in to make a payment, and the Borrower called in to request a payment reduction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4878373622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2021.  The borrower called had questions about repayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2021 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
4625029271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  On 06/XX/2021 the borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/04/2021	0
8922008922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  3/XX/2020 - Spoke with the borrower and payment was made in the amount of 1324.03.  The property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4765087031	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2020.  02/XX/2020 - Spoke with the borrower and the property is owner occupied.  The address was updated and the insurance has decreased by $600.00.  The agent informed the borrower will run a new escrow analysis for 04/XX/2020 and any surplus over $50.00 will be mailed by check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/04/2021	30
8467538434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  6/XX/2021 - Borrower called in to make a payment in the amount of $3071.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7550932778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower called in a one time draft payment in the amount of $900.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
3067662515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Borrower stated would inform when could make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
8977823185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2020.  The Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2677367851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  On 5/XX/2021 the 3rd party law firm called the Servicer to discuss the mod terms and asked if there was a balloon payment and Servicer advised that there was no balloon payment. 3rd party also asked about the escrow and Servicer provided the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2020.  A motion for relief was filed 09/XX/2019.  Agreed order entered into 10/XX/2019 with payment due on 11/XX/2019 in the amount of $1,664.01
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
3860369178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Borrower called in and stated they were having issues making payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/03/2021	0
8551013335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2020.  The borrower requested verification of the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: n	06/30/2021	08/03/2021	0
5586223971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Inbound call from borrower to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
6637564722	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2020.  Borrower calling to reinstate the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	30
1265015397	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Borrower called in to inquire about the late fees on the account. Borrower advised the fees could not be waived due to the courtesy waiver already applied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2021.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute the late charges 01/XX/2021. The borrower advises they will require counsel if the late fees are not waived. Servicer advises of the late fees assessed and waives one late charge to resolve the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2016.  A prior chapter 13 bankruptcy case is notated as filed 11/XX/2015. The bankruptcy was discharged per notation 10/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
6964795396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  Borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
9575577424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
7616733944	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	Bankruptcy
5826242785	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2021.  ACH draft payment processed
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2021.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes present/previous account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3380816347	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the servicer spoke with the borrower regarding payment status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2020.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states the was a dispute regarding actual charge-off amount, actual payment amount or scheduled monthly payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2016.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
4265600362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/2019 - Borrower called in to make a payment and wanted to know what was due on the account.  Borrower made a  payment in the amount of $6000.00 and the payment by phone fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0
6898218230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  Commentary states the borrower called in to return missed call. The borrower was advised of the status of the claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 07/XX/2017.  The proof of claim was filed 05/XX/2015.  Dismissed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	07/13/2021	0
3834508391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2013.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
2490225968	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Caller advised they are not able to get on the website and unable to enroll as they were driving at that time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2021 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/01/2021	0
4686615560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2020.  Commentary states the servicer spoke with the borrower and the borrower scheduled a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2020 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	06/30/2021	08/03/2021	0
3193014167	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2021.  The Authorized 3rd party authorized a payment in the amount of $281.61.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borower disputed phone pay fee. Advised unable to waive fee due to Waiver IN
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/07/2021	0
7124527911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2021.  The borrower made a one time draft payment in the amount of $3060.07
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2020 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	06/30/2021	06/02/2021	0